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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2015 through July 31, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                     Pioneer Solutions - Conservative Fund
                     Pioneer Solutions - Balanced Fund
                     Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------
                     Annual Report | July 31, 2016
--------------------------------------------------------------------------------

                     Ticker Symbols:

                                Conservative   Balanced   Growth
                     Class         Fund          Fund      Fund
                     -----         ----          ----      ----
                       A          PIAVX         PIALX     GRAAX
                       C          PICVX         PIDCX     GRACX
                       R          PSMRX         BALRX     SOGRX
                       Y          IBBCX         IMOYX     IBGYX

                     [LOGO] PIONEER
                            Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Fund Reviews                                                                  11

Comparing Ongoing Fund Expenses                                               12

Prices and Distributions                                                      18

Portfolio Summary & Performance Update                                        21

Schedule of Investments                                                       36

Financial Statements                                                          48

Notes to Financial Statements                                                 70

Report of Independent Registered Public Accounting Firm                      104

Trustees, Officers and Service Providers                                     106

                             Pioneer Solutions Funds | Annual Report | 7/31/16 1

President's Letter

Dear Shareowner,

The first half of 2016 has featured some remarkable twists and turns in the global economy. The year began on shaky footing as surging market volatility brought about by fears of weaker global economic growth as well as falling oil prices depressed returns for investors. In the US, both equity and fixed-income markets declined significantly through the first six weeks of the year, only to recover the losses by the end of the first quarter when market sentiment shifted, due in part to accommodative monetary policies from the world's central banks.

Midway through the first quarter, for example, the US Federal Reserve System (the Fed) backed off plans to raise interest rates four times in 2016, and the European Central Bank announced a more comprehensive asset-purchasing program in the hopes of encouraging lending, and boosting both inflation and economic growth. The markets responded with a solid rally. By the end of May, in fact, US equities, as measured by the Standard & Poor's 500 Index, had generated a solid year-to-date (YTD) return of 3.55%, and the YTD return (as of 5/31/16) of the Barclays Aggregate Bond Index, a common measure of the US fixed-income market, was 3.45%.

As markets began to settle down, the Brexit vote - the vote confirming that the United Kingdom (UK) would exit the European Union (EU) - surprised many, and the rollercoaster ride began once again. The market sold off sharply in the first few days after the vote, then rallied as investors sought bargains created by the initial post-Brexit sell-off, and as more, less ominous information about the implications of the Brexit results came to light.

From a macroeconomic perspective, Pioneer believes the negative economic impact of Brexit on the US should be more limited compared with its effects on the UK and Europe. However, we expect reduced global demand due to a higher level of uncertainty and risk aversion among investors. While the spillover effects on the US economy are unclear, we think it possible that, in the event of a significant negative economic impact, the Fed might consider other monetary policy options. Globally, we believe that central banks are ready to act and that their initial focus will be to stabilize the markets and provide liquidity, if needed.

While the Brexit vote is now official, the expectation is that the actual process of separating the UK from the EU could take at least two years. Only in the next several months may we begin to see signs of what path Europe will follow as it adapts to the reality of an EU without one of its most prominent members. Over the medium-term, however, we believe uncertainties over the future of Europe and central banks' reactions will likely dominate financial markets, and we believe the news flow surrounding Brexit will continue to weigh on riskier assets. Competing for headlines, too, is the current financial condition of many European banks. Ultimately, we think that the political and monetary policy responses will be the major variables when it comes to managing an orderly

2 Pioneer Solutions Funds | Annual Report | 7/31/16

Brexit. In addition, as the second half of 2016 gets underway, we continue to see central bank policies as generally supportive of the US economy -- for which we maintain an expectation of modest growth this year.

Aside from the Brexit-caused uncertainties, economies around the world in both developed and emerging markets are experiencing deep structural changes. Current challenges include incomplete debt deleveraging in both emerging and developed markets, where debt levels continue to grow, the transition of many emerging markets economies from export/investment-driven models to more domestic demand-driven models, and aging populations, which are reducing productivity and limiting economic growth potential (primarily in the developed markets but also in emerging markets such as China). Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues combine to increase the possibility of sharp swings in asset values. Meanwhile, in the US, as always in a presidential election year, the political rhetoric of 2016 has the potential to impact domestic sectors such as health care.

Throughout Pioneer's history, we have believed in the importance of active management. During periods of market volatility, we view the value of active management as even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
July 31, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                             Pioneer Solutions Funds | Annual Report | 7/31/16 3

Portfolio Management Discussion | 7/31/16

In the following interview, portfolio managers John O'Toole and Paul Weber discuss the market environment and investment strategies that applied to the Pioneer Solutions Funds for the 12-month period ended July 31, 2016. Working out of Pioneer's Dublin, Ireland office, Mr. O'Toole, Head of Multi-Asset Portfolio Management at Pioneer, Mr. Weber, Head of Fund Research & Manager Selection at Pioneer, and Salvatore Buono, Head of Strategy Alignment and Structured Products at Pioneer, are responsible for the day-to-day management of the portfolios.

Q    How did the Funds perform during the 12-month period ended July 31, 2016?

A During the 12-month period ended July 31, 2016, Pioneer Solutions - Conservative Fund's Class A shares returned 0.89% at net asset value, while the Morgan Stanley Capital International (MSCI) World ND Index(1) returned -0.46% and the Barclays Aggregate Bond Index returned 5.94%. During the same period, the average return of the 353 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 2.89%, and the average return of the 233 mutual funds in Morningstar's Conservative Allocation Funds category was 3.08%.

     Pioneer Solutions - Balanced Fund's Class A shares returned -2.11% at net asset value during the 12-month period, while the MSCI World ND Index(1) returned -0.46% and the Barclays Aggregate Bond Index returned 5.94%. During the same period, the average return of the 566 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 2.03%, and the average return of the 898 mutual funds in Morningstar's Moderate Allocation Funds category was 1.86%.

     Pioneer Solutions - Growth Fund's Class A shares returned -3.23% at net asset value during the 12-month period, while the MSCI World ND Index(1) returned -0.46% and the Barclays Aggregate Bond Index returned 5.94%. During the same period, the average return of the 496 mutual funds in Lipper's Mixed-Asset Target Allocation Growth Funds category was 1.02%, and the average return of the 453 mutual funds in Morningstar's Aggressive Allocation Funds category was 0.74%.

1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

4 Pioneer Solutions Funds | Annual Report | 7/31/16

Q How would you characterize the economic and market backdrop during the 12-month period ended July 31, 2016?

A Heightened concerns over China's economy and the impact of ongoing commodity price weakness on a variety of global economies and market sectors drove the performance of risk-based asset classes over the latter half of 2015. As the 12-month period opened in August 2015, the markets monitored U.S. economic data releases for any guidance as to the likely timing of the Federal Reserve's (the Fed's) first move to tighten interest rates for the first time in several years. Overseas, central banks took supportive actions aimed at bolstering investor sentiment, but concerns over Greece's ability to remain in the euro zone offset the positive effects of accommodative monetary policies. However, Greece's issues would soon be replaced in the financial news headlines by China's strained efforts to transition its economy towards a more balanced model, while maintaining growth at acceptable levels. The Chinese government's August 2015 devaluation of the renminbi (or yuan) currency roiled financial markets and raised the possibility of a global currency war. With the global economic backdrop appearing to weaken, expectations for the Fed's initial rate hike were pushed out.

     As the end of 2015 approached, however, China-related jitters appeared to ease, and markets remained relatively calm in the wake of a large-scale mid-November terrorist attack in Paris. Meanwhile, the outlook for the U.S. economy brightened, supported by signs that workers were finally poised to experience meaningful wage growth. Against that backdrop, the Fed chose to increase interest rates by 0.25% in December, a move that was widely anticipated and largely taken as a positive sign with respect to the sustainability of U.S. economic growth.

     Unfortunately, the benign conditions would be short-lived and another wave of "risk-off" investor sentiment soon followed, with concerns over global economic growth again moving to the forefront as prices for oil and other commodities embarked on another downward leg, leading to a rout in risk-related assets as the 2016 calendar year began. Less credit-sensitive asset classes were the clear beneficiaries of the uncertain environment, as investors rushed into so-called "safe haven" instruments such as U.S. Treasuries. Gold was also a standout performer during that timeframe.

     Then, the month of March 2016 saw a significant rebound in the markets as well as positive performance across the board for risk-related assets. Oil prices, which have become the most prominent proxy for risk assets, staged a rebound, albeit from lows that had seemed unimaginable before prices began to tumble in 2014. Markets received further support from dovish central banks, which expressed their willingness to act as gatekeepers of a recovery. The Fed, too, scaled back expectations about future rate hikes and signalled that it was unlikely to meet its previously stated intention to raise interest rates four times in 2016. Throughout April and May, in fact, market expectations had pointed to a potential Fed rate hike as soon as June or July.

                             Pioneer Solutions Funds | Annual Report | 7/31/16 5

     However, the consensus changed following a surprisingly weak U.S. non-farm payrolls result for May (just 11,000 jobs created). Market consensus soon began anticipating one, or perhaps two rate increases by the Fed, at the most, during the current calendar year.

     Later in the period, significant developments on the macroeconomic front included the launch of the European Central Bank's Corporate Sector Purchase Program, which exceeded investor expectations. However, the positive market tone was interrupted, albeit briefly, by the "Brexit" referendum held late June in the United Kingdom, which saw the British electorate vote to leave the European Union. The referendum results dominated market sentiment for a few days, causing a sell-off as well as a sharp, downward move in the British pound, alongside a rapid flight-to-quality response by investors, which drove the 10-year U.S. Treasury yield to reach a low of 1.37% by early July. The markets quickly recovered, though, and recouped their losses over the final few days of June.

     The 12-month performance of developed market equities turned negative post-referendum, with European and Japanese stocks suffering the most. The U.S. equity markets were positive for the 12-month period, however, while the emerging markets proved to be relatively resilient. Within sovereigns, the U.K. Gilt performed strongly in the wake of the Brexit referendum, and U.S. Treasuries followed suit, aided by the expectation of continued loose monetary policy. Global credit markets saw mixed performance during the period, with Europe underperforming the United States. Notable strong performers in the currency market were so-called safe haven currencies, such as the Japanese yen. Within commodity markets, oil continued its strong upward move following numerous reports indicating potentially lower supplies coupled with speculation about production freezes. Silver and gold rose, too, undoubtedly boosted by the "risk-off" market sentiment, post-Brexit.

     For the 12-month period, global equities, as measured by the MSCI World ND Index, returned -0.46%, while the U.S. equity market returned 5.61%, as measured by the Standard & Poor's 500 Index. European equities returned -9.75%, as measured by the MSCI Europe Index, and emerging markets equities, as measured by the MSCI Emerging Markets ND Index, returned -0.75%. In the U.S., bonds returned 5.94% for the 12-month period, as gauged by the Barclays Aggregate Bond Index (the Barclays Index), the most popular measure of the performance of the U.S. bond market.

Q Can you review your overall investment approach taken with respect to management of the Funds?

A The assets of each Fund are allocated within broad strategic guidelines designed to address a particular investor risk profile. In seeking to gain the desired exposures in the portfolios to U.S. equities, international equities, bonds and cash, we utilize a broad selection of mutual funds. Under this approach, we typically incorporate into the portfolios a substantial

6 Pioneer Solutions Funds | Annual Report | 7/31/16 representation of carefully selected mutual funds managed by Pioneer, and by other third-party managers. In addition, derivative positions, which we discuss in more detail later in this report, are used to help manage exposures and the overall risk/reward profile for each Fund. Importantly, each Fund is managed with an eye toward the allocation of a "risk budget," rather than under a straightforward asset allocation approach. This reflects the fact that the majority of the risk embedded in an equally weighted bond and equity portfolio is concentrated within the equity component.

Q What considerations and tactical shifts did you apply to the Funds' asset allocation during the 12-month period ended July 31, 2016?

A For most of the period, the portfolios were positioned based on our relatively constructive view of riskier assets overall. We kept the portfolios' allocations to equities at above-neutral levels for both the Conservative and Balanced Funds, and at a close to neutral level for the Growth Fund, although we did trim the equity allocations, modestly, as the period progressed. We trimmed the Funds' allocations to risk-related assets even further following the Brexit referendum in the United Kingdom.

Q How did your allocations and investment strategies for the Funds affect their performance during the 12-month period ended July 31, 2016?

A Within the Funds' equity allocations, for most of the period we overweighted international equities - with a bias toward Europe and Japan relative to the United States - through investments in global/international equity funds. That decision was the leading detractor from benchmark-relative performance across all of the portfolios, given that the U.S. equity market outperformed its foreign counterparts over the 12-month period. In addition, fund selection within the portfolios' U.S. equity allocations detracted from performance. With respect to fixed-income allocations, we positioned each Fund with the expectation of modest interest-rate increases, primarily by overweighting allocations to Pioneer Bond Fund in all three portfolios.

     In the Conservative Fund, while the overweight to global/international equity funds and the corresponding underweight to U.S. equity funds detracted from benchmark-relative performance, the Fund's absolute returns were positive. This was primarily due to the Conservative Fund's large allocations to Pioneer Bond Fund and Pioneer Strategic Income Fund, each of which turned in solid performance over the 12-month period.

     In the Balanced Fund and in the Growth Fund, the overweights to global/international equity funds and corresponding underweights to U.S. equity funds detracted from benchmark-relative returns. In addition, fund selection results within the portfolios' international equities components detracted from benchmark-relative performance, as each had relatively heavy weights in Pioneer International Equity Fund and Pioneer Global Equity Fund, both of which produced negative returns over the 12-month period.

                             Pioneer Solutions Funds | Annual Report | 7/31/16 7

     On the positive side, all three portfolios had allocations to real estate investment trusts (REITs) during the period, through investments in Pioneer Real Estate Shares. Those allocations were the leading positive contributors to the Funds' benchmark-relative performance, as income-oriented investors continued to be attracted to the REIT sector against a backdrop of extraordinarily low interest rates.

Q The Funds have the ability to invest in derivatives. Did you use derivatives as part of your investment strategy during the 12-month period ended July 31, and did those positions have a material effect on performance?

A In managing the portfolios, we will regularly use derivatives as a way to execute our investment strategies in an efficient manner, including the increasing or trimming of market exposures and the implementation of relative-value trades. In particular, during the 12-month period we used derivatives to give the portfolios some exposure to the broad Japanese stock market.

     Japan's central bank has been putting forth extraordinary efforts to stimulate the nation's economy. In addition, Japan had been one of the bigger beneficiaries of the precipitous drop in oil prices, which abated during the second half of the 12-month period, though oil prices remain below historical norms. We also believe the Japanese government's announced plans of structural reforms, while somewhat halting to date in terms of execution, hold promise for both the Japanese economy and equity markets.

     We also used derivatives to hedge the portfolios' exposure to U.S. equities. In addition, in the lead-up to the Brexit referendum, we purchased U.S. bond futures in order to bring the portfolios' durations up to neutral relative to the Barclays Index, in preparation for a bond-market rally in the event of a "leave" vote.

     The use of derivatives did not have a material effect on the Funds' performance during the 12-month period.

Q What factors are you watching most closely as you determine strategy for the Funds going forward?

A The United Kingdom's Brexit referendum has put further downward pressure on risk-related assets, against a backdrop of low global economic growth as well as low inflation. We anticipate that aftershocks will continue to reverberate throughout markets, and that the remainder of 2016 will be characterized by greater political uncertainty, not just in the U.K., but also across the euro zone. Consequently, the investment landscape appears challenging over the near term. However, that does not mean that long-term opportunities for active managers will not present themselves, as we believe the current market dislocations may create opportunities to identify undervalued companies and sectors that the market is penalizing unjustifiably.

8 Pioneer Solutions Funds | Annual Report | 7/31/16

     On a positive note, an unintended consequence of the Brexit vote could be the acceleration of necessary structural reforms by certain governments, and a restructuring within the euro zone -- particularly in the banking sector. Such a development would provide some support to risk-related assets.

     More broadly, we believe forecasting market behavior over short time periods is not likely to be a productive endeavor. In our view, the best course of action is to use market corrections as an opportunity to add to portfolio investments that we believe have the potential to deliver strong risk-adjusted returns. We will continue to monitor the economic backdrop as we actively manage the three broadly diversified* portfolios within their strategic asset allocation and risk guidelines.

*    Diversification does not assure a profit nor protect against loss.

Please refer to the Schedule of Investments on pages 36-47 for a full listing of fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Each portfolio in Pioneer Solutions Funds is a "fund-of-funds" which seeks to achieve its investment objectives by primarily investing in other funds ("the underlying funds") managed by Pioneer or one of its affiliates, rather than by taking direct positions in securities. The Solutions Funds' performance depend on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Funds' operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Funds' investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

Investments in the Funds are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

                             Pioneer Solutions Funds | Annual Report | 7/31/16 9

The portfolios may invest in underlying funds with exposure to REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Funds may invest in underlying funds with exposure to commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

The Funds may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Derivatives may have a leveraging effect on the Fund.

The Funds may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

The Funds and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Funds to magnified losses if an underlying fund's investments decline in value.

The Funds and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the Funds for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the Funds hold cash that is uninvested, the Funds will not earn income on the cash and the Funds' yields will go down.

These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Funds will be successful. Please see the prospectus for a more complete discussion of the Funds' risks.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 11 for information on specific weightings and performance for each of the funds.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

10 Pioneer Solutions Funds | Annual Report | 7/31/16

Fund Reviews | 7/31/16

Portfolio Allocations

Pioneer Solutions - Conservative Fund

As of July 31, 2016, the Fund had an allocation of 22.1% equities, and 77.9% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 27.0% of assets, followed by Pioneer Strategic Income Fund, at 15.3% of assets. The largest equity positions in the portfolio at period end were in Pioneer Equity Income Fund, at 4.3% of assets, followed by Pioneer Global Equity Fund, at 3.6% of assets.

Pioneer Solutions - Balanced Fund

As of July 31, 2016, the Fund had an allocation of 54.9% equities, and 45.1% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 10.2% of assets, followed by Pioneer Strategic Income Fund, at 5.7% of assets. The largest equity positions in the portfolio at period end were in Pioneer International Equity Fund, at 13.2% of assets, followed by Pioneer Global Equity Fund, at 9.0% of assets.

Pioneer Solutions - Growth Fund

As of July 31, 2016, the Fund had an allocation of 79.3% equities, and 20.7% fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 7.1% of assets, followed by Columbia Funds Series Trust I Contrarian Core Fund, at 4.3% of assets. The largest equity positions in the portfolio at period end were in Pioneer International Equity Fund, at 14.8% of assets, followed by Pioneer Global Equity Fund, at 10.8% of assets.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 11

Comparing Ongoing Fund Expenses
Pioneer Solutions - Conservative Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on actual returns from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,083.97     $1,082.70     $1,083.35    $1,084.53
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.63     $    7.51     $    4.66    $    3.37
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.79, $10.67, $7.82 and $6.53 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.31%, 2.06%, 1.51% and 1.26%.

12 Pioneer Solutions Funds | Annual Report | 7/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,021.38     $1,017.65     $1,020.39    $1,021.63
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.52     $    7.27     $    4.52    $    3.27
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.70%, 1.45%, 0.90% and 0.65% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.57, $10.32, $7.57 and $6.32 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.31%, 2.06%, 1.51% and 1.26%.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 13

Comparing Ongoing Fund Expenses
Pioneer Solutions - Balanced Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,113.13     $1,111.78     $1,110.07    $1,112.94
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.52     $    7.19     $    4.72    $    2.10
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.67%, 1.37%, 0.90% and 0.40% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.30, $10.97, $8.50 and $5.88 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.09%, 1.62% and 1.12%.

14 Pioneer Solutions Funds | Annual Report | 7/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,021.53     $1,018.05     $1,020.39    $1,022.87
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.37     $    6.87     $    4.52    $    2.01
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.67%, 1.37%, 0.90% and 0.40% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $6.97, $10.47, $8.12 and $5.62 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.39%, 2.09%, 1.62% and 1.12%.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 15

Comparing Ongoing Fund Expenses
Pioneer Solutions - Growth Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on actual returns from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,128.61     $1,126.55     $1,126.20    $1,128.93
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.44     $    7.14     $    4.76    $    1.96
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.65%, 1.35%, 0.90% and 0.37% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.41, $11.10, $8.72 and $5.93 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.40%, 2.10%, 1.65% and 1.12%.

16 Pioneer Solutions Funds | Annual Report | 7/31/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2016 through July 31, 2016.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/16
--------------------------------------------------------------------------------
Ending Account Value          $1,021.63     $1,018.15     $1,020.39    $1,023.02
(after expenses)
on 7/31/16
--------------------------------------------------------------------------------
Expenses Paid                 $    3.27     $    6.77     $    4.52    $    1.86
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.65%, 1.35%, 0.90% and 0.37% for Class A, C, R and Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one half-year period. Fund expense ratios do not include estimates for acquired fund fees and expenses (AFFE). If AFFE estimates were included, expenses paid during the period would have been $7.02, $10.52, $8.27 and $5.62 for Class A, C, R and Y shares, respectively, based on the respective expense ratio for each class of 1.40%, 2.10%, 1.65% and 1.12%.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 17

Prices and Distributions | 7/31/16

Net Asset Value per Share
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
         Class                      7/31/16               7/31/15
--------------------------------------------------------------------------------
           A                         $10.41                $11.78
--------------------------------------------------------------------------------
           C                         $10.06                $11.41
--------------------------------------------------------------------------------
           R                         $10.38                $11.78
--------------------------------------------------------------------------------
           Y                         $ 9.83                $11.18
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
         Class                      7/31/16               7/31/15
--------------------------------------------------------------------------------
           A                         $11.35                $12.78
--------------------------------------------------------------------------------
           C                         $10.44                $11.84
--------------------------------------------------------------------------------
           R                         $11.30                $12.78
--------------------------------------------------------------------------------
           Y                         $11.51                $12.94
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
         Class                      7/31/16               7/31/15
--------------------------------------------------------------------------------
           A                         $12.36                $13.84
--------------------------------------------------------------------------------
           C                         $11.63                $13.08
--------------------------------------------------------------------------------
           R                         $12.30                $13.84
--------------------------------------------------------------------------------
           Y                         $12.63                $14.11
--------------------------------------------------------------------------------

18 Pioneer Solutions Funds | Annual Report | 7/31/16

Distributions per Share: 8/1/15-7/31/16
--------------------------------------------------------------------------------

Conservative Fund

--------------------------------------------------------------------------------
                      Net Investment       Short-Term          Long-Term
         Class            Income          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
           A             $0.2917              $--               $1.1317
--------------------------------------------------------------------------------
           C             $0.1963              $--               $1.1317
--------------------------------------------------------------------------------
           R             $0.2965              $--               $1.1317
--------------------------------------------------------------------------------
           Y             $0.2743              $--               $1.1317
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
                      Net Investment       Short-Term          Long-Term
         Class            Income          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
           A             $0.2740              $--               $0.8635
--------------------------------------------------------------------------------
           C             $0.1879              $--               $0.8635
--------------------------------------------------------------------------------
           R             $0.2961              $--               $0.8635
--------------------------------------------------------------------------------
           Y             $0.3007              $--               $0.8635
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
                      Net Investment       Short-Term          Long-Term
         Class            Income          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
           A             $0.1784              $--               $0.8411
--------------------------------------------------------------------------------
           C             $0.0914              $--               $0.8411
--------------------------------------------------------------------------------
           R             $0.2069              $--               $0.8411
--------------------------------------------------------------------------------
           Y             $0.2055              $--               $0.8411
--------------------------------------------------------------------------------

                            Pioneer Solutions Funds | Annual Report | 7/31/16 19

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30 and 32-35.

20 Pioneer Solutions Funds | Annual Report | 7/31/16

Portfolio Summary | 7/31/16
Pioneer Solutions - Conservative Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               73.4%
International Equity                                                       13.6%
U.S. Equity                                                                 8.5%
U.S. Government and Agency Obligation                                       2.5%
Sovereign Debt Obligation                                                   2.0%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class K                                         4.30%
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.08
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  2.07
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         3.63%
--------------------------------------------------------------------------------
Pioneer International Equity Fund
  Class Y                                                                  3.23
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
  Minimum Volatility ETF                                                   1.72
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     1.34
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.14
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    0.69
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity
  Fund Class IS                                                            0.57
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets ETF                                          0.53
--------------------------------------------------------------------------------
VanEck Vectors Vietnam ETF                                                 0.41
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
  European Stock Fund                                                      0.30
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 27.02%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     15.27
--------------------------------------------------------------------------------
Western Asset Core Plus Bond
  Fund Class IS                                                            5.19
--------------------------------------------------------------------------------
Doubleline Total Return Bond
  Fund Class I                                                             5.13%
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         5.09
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        4.39
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund
  Class K                                                                  3.26
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
  Contrarian Core Fund Class Y                                             2.65
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                             1.89
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class K                                         1.13
--------------------------------------------------------------------------------
Goldman Sachs Emerging Markets
  Debt Fund Class I                                                        1.03
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.55
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     0.33
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       0.26
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short
  Credit Fund Class Y                                                      0.25
--------------------------------------------------------------------------------
U.S. Government and Agency Obligation
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.50%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        2.05%
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 21

Performance Update | 7/31/16                                      Class A Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Conservative Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                             Net           Public        Barclays     MSCI
                             Asset         Offering      Aggregate    World
                             Value         Price         Bond         ND
Period                       (NAV)         (POP)         Index        Index
--------------------------------------------------------------------------------
10 Years                     4.17%          3.56%        5.06%         4.80%
5 Years                      4.06           2.83         3.57          7.91
1 Year                       0.89          -4.92         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             1.44%         1.36%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Conservative Fund        Bond Index             ND Index
7/06          $  9,425                 $ 10,000               $ 10,000
7/07          $ 10,266                 $ 10,558               $ 12,010
7/08          $  9,971                 $ 11,207               $ 10,703
7/09          $  9,529                 $ 12,086               $  8,390
7/10          $ 10,661                 $ 13,163               $  9,215
7/11          $ 11,625                 $ 13,747               $ 10,923
7/12          $ 11,840                 $ 14,744               $ 10,707
7/13          $ 12,873                 $ 14,464               $ 13,194
7/14          $ 13,786                 $ 15,038               $ 15,301
7/15          $ 14,063                 $ 15,462               $ 16,054
7/16          $ 14,188                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

22 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class C Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                                         Barclays     MSCI
                                                         Aggregate    World
                             If            If            Bond         ND
Period                       Held          Redeemed      Index        Index
--------------------------------------------------------------------------------
10 Years                     3.33%         3.33%         5.06%         4.80%
5 Years                      3.30          3.30          3.57          7.91
1 Year                       0.18          0.18          5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             2.18%         2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Conservative Fund        Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 10,800                 $ 10,558               $ 12,010
7/08          $ 10,408                 $ 11,207               $ 10,703
7/09          $  9,832                 $ 12,086               $  8,390
7/10          $ 10,905                 $ 13,163               $  9,215
7/11          $ 11,797                 $ 13,747               $ 10,923
7/12          $ 11,933                 $ 14,744               $ 10,707
7/13          $ 12,868                 $ 14,464               $ 13,194
7/14          $ 13,694                 $ 15,038               $ 15,301
7/15          $ 13,851                 $ 15,462               $ 16,054
7/16          $ 13,876                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 23

Performance Update | 7/31/16                                      Class R Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                   4.15%         5.06%         4.80%
5 Years                                    4.02          3.57          7.91
1 Year                                     0.66          5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             2.25%         1.55%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Conservative Fund        Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 10,889                 $ 10,558               $ 12,010
7/08          $ 10,576                 $ 11,207               $ 10,703
7/09          $ 10,106                 $ 12,086               $  8,390
7/10          $ 11,307                 $ 13,163               $  9,215
7/11          $ 12,329                 $ 13,747               $ 10,923
7/12          $ 12,558                 $ 14,744               $ 10,707
7/13          $ 13,653                 $ 14,464               $ 13,194
7/14          $ 14,622                 $ 15,038               $ 15,301
7/15          $ 14,915                 $ 15,462               $ 16,054
7/16          $ 15,014                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

24 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class Y Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                   3.17%         5.06%         4.80%
5 Years                                    3.54          3.57          7.91
1 Year                                     0.95          5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             1.63%         1.30%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Conservative Fund        Bond Index             ND Index
7/06          $ 5,000,000              $ 5,000,000            $ 5,000,000
7/07          $ 5,445,523              $ 5,278,913            $ 6,005,008
7/08          $ 5,259,069              $ 5,603,581            $ 5,351,371
7/09          $ 4,698,224              $ 6,043,203            $ 4,194,937
7/10          $ 5,256,848              $ 6,581,641            $ 4,607,466
7/11          $ 5,739,193              $ 6,873,598            $ 5,461,584
7/12          $ 5,758,481              $ 7,372,221            $ 5,353,265
7/13          $ 6,219,438              $ 7,231,781            $ 6,597,220
7/14          $ 6,644,444              $ 7,518,841            $ 7,650,327
7/15          $ 6,764,496              $ 7,731,167            $ 8,027,180
7/16          $ 6,828,858              $ 8,190,014            $ 7,990,345

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 25

Portfolio Summary | 7/31/16
Pioneer Solutions - Balanced Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                               40.5%
International Equity                                                       32.9%
U.S. Equity                                                                22.0%
U.S. Government and Agency Obligation                                       2.5%
Sovereign Debt Obligation                                                   2.1%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  5.06%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           4.48
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
  Class K                                                                  3.53
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         2.52
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       2.10
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth
  Fund Class K                                                             1.66
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                      1.64
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         1.01
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Equity Fund Class Y                                 13.24%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                         8.98
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
  European Stock Fund                                                      2.61
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
  Minimum Volatility ETF                                                   1.79
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    1.63
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     1.50
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.12
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
  Class IS                                                                 0.94
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets ETF                                          0.67
--------------------------------------------------------------------------------
VanEck Vectors Vietnam ETF                                                 0.41
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 10.24%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      5.73
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                  4.83
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Class IS                                                                 3.83
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                         3.80
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                        3.23
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
  Contrarian Core Fund Class Y                                             2.84
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                             2.00
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                     1.66
--------------------------------------------------------------------------------
Goldman Sachs Emerging Markets
  Debt Fund Class I                                                        1.02
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short
  Credit Fund Class Y                                                      0.69
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       0.69
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                            0.00+
--------------------------------------------------------------------------------
U.S. Government and Agency Obligation
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.47%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        2.08%
--------------------------------------------------------------------------------

+ Amount rounds to less than 0.1%.

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class A Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                             Net           Public        Barclays     MSCI
                             Asset         Offering      Aggregate    World
                             Value         Price         Bond         ND
Period                       (NAV)         (POP)         Index        Index
--------------------------------------------------------------------------------
10 Years                      4.19%         3.58%        5.06%         4.80%
5 Years                       4.96          3.72         3.57          7.91
1 Year                       -2.11         -7.74         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.41%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Balanced Fund            Bond Index             ND Index
7/06          $  9,425                 $ 10,000               $ 10,000
7/07          $ 10,615                 $ 10,558               $ 12,010
7/08          $  9,823                 $ 11,207               $ 10,703
7/09          $  8,723                 $ 12,086               $  8,390
7/10          $  9,879                 $ 13,163               $  9,215
7/11          $ 11,154                 $ 13,747               $ 10,923
7/12          $ 11,124                 $ 14,744               $ 10,707
7/13          $ 12,716                 $ 14,464               $ 13,194
7/14          $ 14,049                 $ 15,038               $ 15,301
7/15          $ 14,517                 $ 15,462               $ 16,054
7/16          $ 14,211                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 27

Performance Update | 7/31/16                                      Class C Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                                         Barclays     MSCI
                                                         Aggregate    World
                             If            If            Bond         ND
Period                       Held          Redeemed      Index        Index
--------------------------------------------------------------------------------
10 Years                      3.44%         3.44%        5.06%         4.80%
5 Years                       4.22          4.22         3.57          7.91
1 Year                       -2.81         -2.81         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Balanced Fund            Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 11,183                 $ 10,558               $ 12,010
7/08          $ 10,267                 $ 11,207               $ 10,703
7/09          $  9,051                 $ 12,086               $  8,390
7/10          $ 10,176                 $ 13,163               $  9,215
7/11          $ 11,409                 $ 13,747               $ 10,923
7/12          $ 11,286                 $ 14,744               $ 10,707
7/13          $ 12,817                 $ 14,464               $ 13,194
7/14          $ 14,060                 $ 15,038               $ 15,301
7/15          $ 14,431                 $ 15,462               $ 16,054
7/16          $ 14,026                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

28 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class R Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                    4.16%        5.06%         4.80%
5 Years                                     4.91         3.57          7.91
1 Year                                     -2.34         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             1.73%         1.65%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Balanced Fund            Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 11,258                 $ 10,558               $ 12,010
7/08          $ 10,418                 $ 11,207               $ 10,703
7/09          $  9,251                 $ 12,086               $  8,390
7/10          $ 10,478                 $ 13,163               $  9,215
7/11          $ 11,830                 $ 13,747               $ 10,923
7/12          $ 11,798                 $ 14,744               $ 10,707
7/13          $ 13,487                 $ 14,464               $ 13,194
7/14          $ 14,901                 $ 15,038               $ 15,301
7/15          $ 15,397                 $ 15,462               $ 16,054
7/16          $ 15,036                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 29

Performance Update | 7/31/16                                      Class Y Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                    4.62%        5.06%         4.80%
5 Years                                     5.24         3.57          7.91
1 Year                                     -1.85         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.11%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Balanced Fund            Bond Index             ND Index
7/06          $ 5,000,000              $ 5,000,000            $ 5,000,000
7/07          $ 5,648,992              $ 5,278,913            $ 6,005,008
7/08          $ 5,248,056              $ 5,603,581            $ 5,351,371
7/09          $ 4,718,353              $ 6,043,203            $ 4,194,937
7/10          $ 5,367,160              $ 6,581,641            $ 4,607,466
7/11          $ 6,084,720              $ 6,873,598            $ 5,461,584
7/12          $ 6,084,628              $ 7,372,221            $ 5,353,265
7/13          $ 6,977,744              $ 7,231,781            $ 6,597,220
7/14          $ 7,723,299              $ 7,518,841            $ 7,650,327
7/15          $ 8,003,396              $ 7,731,167            $ 8,027,180
7/16          $ 7,854,985              $ 8,190,014            $ 7,990,345

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

30 Pioneer Solutions Funds | Annual Report | 7/31/16

Portfolio Summary | 7/31/16
Pioneer Solutions - Growth Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Equity                                                       42.0%
U.S. Equity                                                                37.3%
Fixed Income                                                               16.2%
U.S. Government and Agency Obligation                                       2.4%
Sovereign Debt Obligation                                                   2.1%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
  Class K                                                                  7.42%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                           6.98
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                       5.28
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
  Class K                                                                  4.50
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                         4.33
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                         3.52
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth
  Fund Class K                                                             2.71
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                      2.61
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Equity Fund
  Class Y                                                                 14.82%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        10.84
--------------------------------------------------------------------------------
T. Rowe Price International Funds -
  European Stock Fund                                                      3.48
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund
  Class IS                                                                 3.21
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                    2.38
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
  Minimum Volatility ETF                                                   1.72
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
  Class IS                                                                 1.56
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                     1.47%
--------------------------------------------------------------------------------
iShares MSCI China ETF                                                     1.10
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets ETF                                          1.03
--------------------------------------------------------------------------------
VanEck Vectors Vietnam ETF                                                 0.40
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                  7.07%
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
  Contrarian Core Fund Class Y                                             4.30
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund Class I                                  1.13
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                      1.07
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                             1.05
--------------------------------------------------------------------------------
Goldman Sachs Emerging Markets
  Debt Fund Class I                                                        1.01
--------------------------------------------------------------------------------
Pioneer Opportunistic Long/Short
  Credit Fund Class Y                                                      0.27
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                       0.27
--------------------------------------------------------------------------------
U.S. Government and Agency Obligation
--------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Note                                       2.42%
--------------------------------------------------------------------------------
Sovereign Debt Obligation
--------------------------------------------------------------------------------
Japanese Government CPI Linked Bond                                        2.05%
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 31

Performance Update | 7/31/16                                      Class A Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Growth Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                             Net           Public        Barclays     MSCI
                             Asset         Offering      Aggregate    World
                             Value         Price         Bond         ND
Period                       (NAV)         (POP)         Index        Index
--------------------------------------------------------------------------------
10 Years                      4.10%         3.49%        5.06%         4.80%
5 Years                       5.51          4.26         3.57          7.91
1 Year                       -3.23         -8.77         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Growth Fund              Bond Index             ND Index
7/06          $  9,425                 $ 10,000               $ 10,000
7/07          $ 10,817                 $ 10,558               $ 12,010
7/08          $  9,748                 $ 11,207               $ 10,703
7/09          $  8,238                 $ 12,086               $  8,390
7/10          $  9,383                 $ 13,163               $  9,215
7/11          $ 10,776                 $ 13,747               $ 10,923
7/12          $ 10,635                 $ 14,744               $ 10,707
7/13          $ 12,378                 $ 14,464               $ 13,194
7/14          $ 13,858                 $ 15,038               $ 15,301
7/15          $ 14,562                 $ 15,462               $ 16,054
7/16          $ 14,092                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

32 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class C Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                                         Barclays     MSCI
                                                         Aggregate    World
                             If            If            Bond         ND
Period                       Held          Redeemed      Index        Index
--------------------------------------------------------------------------------
10 Years                      3.37%         3.37%        5.06%         4.80%
--------------------------------------------------------------------------------
5 Years                       4.79          4.79         3.57          7.91
--------------------------------------------------------------------------------
1 Year                       -3.89         -3.89         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             2.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Growth Fund              Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 11,375                 $ 10,558               $ 12,010
7/08          $ 10,188                 $ 11,207               $ 10,703
7/09          $  8,550                 $ 12,086               $  8,390
7/10          $  9,668                 $ 13,163               $  9,215
7/11          $ 11,031                 $ 13,747               $ 10,923
7/12          $ 10,821                 $ 14,744               $ 10,707
7/13          $ 12,507                 $ 14,464               $ 13,194
7/14          $ 13,894                 $ 15,038               $ 15,301
7/15          $ 14,500                 $ 15,462               $ 16,054
7/16          $ 13,935                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 33

Performance Update | 7/31/16                                      Class R Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                    4.07%        5.06%         4.80%
5 Years                                     5.46         3.57          7.91
1 Year                                     -3.47         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross         Net
--------------------------------------------------------------------------------
                             1.83%         1.64%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Growth Fund              Bond Index             ND Index
7/06          $ 10,000                 $ 10,000               $ 10,000
7/07          $ 11,473                 $ 10,558               $ 12,010
7/08          $ 10,339                 $ 11,207               $ 10,703
7/09          $  8,737                 $ 12,086               $  8,390
7/10          $  9,952                 $ 13,163               $  9,215
7/11          $ 11,429                 $ 13,747               $ 10,923
7/12          $ 11,279                 $ 14,744               $ 10,707
7/13          $ 13,129                 $ 14,464               $ 13,194
7/14          $ 14,699                 $ 15,038               $ 15,301
7/15          $ 15,445                 $ 15,462               $ 16,054
7/16          $ 14,909                 $ 16,380               $ 15,981

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information. Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

34 Pioneer Solutions Funds | Annual Report | 7/31/16

Performance Update | 7/31/16                                      Class Y Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2016)
--------------------------------------------------------------------------------
                                           Net           Barclays     MSCI
                                           Asset         Aggregate    World
                                           Value         Bond         ND
Period                                     (NAV)         Index        Index
--------------------------------------------------------------------------------
10 Years                                    4.52%        5.06%         4.80%
--------------------------------------------------------------------------------
5 Years                                     5.52         3.57          7.91
--------------------------------------------------------------------------------
1 Year                                     -2.96         5.94         -0.46
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2015)
--------------------------------------------------------------------------------
                             Gross
--------------------------------------------------------------------------------
                             1.21%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

              Pioneer Solutions -      Barclays Aggregate     MSCI World
              Growth Fund              Bond Index             ND Index
7/06          $ 5,000,000              $ 5,000,000            $ 5,000,000
7/07          $ 5,743,713              $ 5,278,913            $ 6,005,008
7/08          $ 5,223,965              $ 5,603,581            $ 5,351,371
7/09          $ 4,509,118              $ 6,043,203            $ 4,194,937
7/10          $ 5,155,072              $ 6,581,641            $ 4,607,466
7/11          $ 5,948,471              $ 6,873,598            $ 5,461,584
7/12          $ 5,812,869              $ 7,372,221            $ 5,353,265
7/13          $ 6,783,517              $ 7,231,781            $ 6,597,220
7/14          $ 7,614,541              $ 7,518,841            $ 7,650,327
7/15          $ 8,017,937              $ 7,731,167            $ 8,027,180
7/16          $ 7,780,743              $ 8,190,014            $ 7,990,345

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Please see the financial highlights for more recent expense ratios. Expense ratios in the financial highlights, unlike those shown in the prospectus, do not reflect acquired fund fees and expenses.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Effective November 17, 2014, Pioneer became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 35

Schedule of Investments | 7/31/16
Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------------
 Shares                                                                         Value
----------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 91.6%
                   UNAFFILIATED FUNDS -- 24.8%
         71,783    Columbia Funds Series Trust I Contrarian Core Fund Class Y   $   1,632,345
        288,774    Doubleline Total Return Bond Fund Class I                        3,162,075
         49,116    Goldman Sachs Emerging Markets Debt Fund Class I                   634,579
         16,861    iShares MSCI Canada ETF                                            425,572
         15,887    iShares MSCI China ETF                                             699,346
          8,947    iShares MSCI Emerging Markets ETF                                  324,150
         19,985    iShares MSCI Emerging Markets Minimum Volatility ETF             1,061,004
         28,010    iShares MSCI India ETF                                             827,695
         33,774    JOHCM Asia Ex-Japan Equity Fund Class IS                           353,949
        285,311    MFS Total Return Bond Fund Class I                               3,135,568
          9,954    T. Rowe Price International Funds -- European Stock Fund           182,457
         16,781    VanEck Vectors Vietnam ETF                                         254,903
        267,077    Western Asset Core Plus Bond Fund Class IS                       3,199,582
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                   (Cost $15,770,584)                                           $  15,893,225
----------------------------------------------------------------------------------------------
                   AFFILIATED FUNDS* -- 66.8%
      1,689,767    Pioneer Bond Fund Class K                                    $  16,644,205
        289,182    Pioneer Dynamic Credit Fund Class Y                              2,706,744
         77,024    Pioneer Equity Income Fund Class K                               2,646,545
        102,850    Pioneer Floating Rate Fund Class K                                 694,238
         64,833    Pioneer Fundamental Growth Fund Class K                          1,277,858
        165,382    Pioneer Global Equity Fund Class K                               2,237,618
         23,959    Pioneer Global High Yield Fund Class Y                             201,977
        108,596    Pioneer Global Multisector Income Fund Class Y                   1,164,146
         36,395    Pioneer High Yield Fund Class Y                                    339,566
        100,030    Pioneer International Equity Fund Class Y                        1,988,603
         17,146    Pioneer Long/Short Bond Fund Class Y                               157,229
         17,516    Pioneer Opportunistic Long/Short Credit Fund Class Y               155,892
         42,184    Pioneer Real Estate Shares Class Y                               1,281,564
        209,963    Pioneer Short Term Income Fund Class K                           2,009,346
        878,149    Pioneer Strategic Income Fund Class K                            9,404,976
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN AFFILIATED FUNDS
                   (Cost $42,276,676)                                           $  42,910,507
----------------------------------------------------------------------------------------------
                   TOTAL MUTUAL FUNDS
                   (Cost $58,047,260)                                           $  58,803,732
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 Principal
 Amount ($)
----------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.4%
      1,488,156    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $   1,540,628
----------------------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                   (Cost $1,455,169)                                            $   1,540,628
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                     Value
----------------------------------------------------------------------------------------------
                   SOVEREIGN DEBT OBLIGATION -- 2.0%
120,465,842 JPY    Japanese Government CPI Linked Bond, 0.10%, 3/10/25          $   1,265,296
----------------------------------------------------------------------------------------------
                   TOTAL SOVEREIGN DEBT OBLIGATION
                   (Cost $1,176,616)                                            $   1,265,296
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                    Counterparty/              Strike  Expiration
 Contracts         Description      Exchange                   Price   Date
----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.0%+
             12    Russell 2000 Index Chicago Board of Options 1,060   9/16/16  $       3,396
----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
                   (Premiums paid $74,328)                                      $       3,396
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN SECURITIES -- 96.0%
                   (Cost $60,753,373) (a)                                       $  61,613,052
----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS WRITTEN -- (0.0)%++
            (12)   Russell 2000 Index Chicago Board of Options 860     9/16/16  $        (420)
----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
                   (Premiums received $(17,964))                                $        (420)
----------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- 4.0%                         $   2,573,233
----------------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                                   $  64,185,865
==============================================================================================

*       Affiliated funds managed by Pioneer Investment Management, Inc.

+       Amount rounds to less than 0.1%.

++      Amount rounds to greater than (0.1)%.

(a) At July 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $61,014,105 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
            there is an excess of tax cost over value                             $ 1,246,088
          Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                                (647,141)
                                                                                  -----------
          Net unrealized appreciation                                             $   598,947
                                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2016 were as follows:

---------------------------------------------------------------------------------------------
                                                              Purchases          Sales
---------------------------------------------------------------------------------------------
Long-Term U.S. Government                                     $ 1,436,900        $         --
Other Long-Term Securities                                    $13,398,819        $ 20,654,957

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 37

Schedule of Investments | 7/31/16
Pioneer Solutions - Conservative Fund (continued)

INFLATION RATE SWAP AGREEMENTS

-----------------------------------------------------------------------------------------------------------
                                                                                             Net
                                                                  Annual                     Unrealized
Notional                           Pay/                           Fixed       Expiration     Appreciation
Principal ($)    Counterparty      Receive    Index               Rate        Date           (Depreciation)
-----------------------------------------------------------------------------------------------------------
EUR 2,400,000    Goldman Sachs     Receive    EUCPI               1.3250%     3/11/25        $(145,103)
                 International
EUR 2,400,000    Goldman Sachs     Pay        EUCPI               0.9500%     3/11/20           58,923
                 International
EUR 1,200,000    Goldman Sachs     Receive    EUCPI               1.3450%     3/13/25          (75,572)
                 International
EUR 1,200,000    Goldman Sachs     Pay        EUCPI               0.9550%     3/13/20           29,815
                 International
-----------------------------------------------------------------------------------------------------------
                                                                                             $(131,937)
===========================================================================================================

EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

-----------------------------------------------------------------------------------------------------------
                                                                                             Net
                                                                  Annual                     Unrealized
Notional                           Pay/       Floating            Fixed       Expiration     Appreciation
Principal ($)    Exchange          Receive    Rate                Rate        Date           (Depreciation)
-----------------------------------------------------------------------------------------------------------
EUR   224,029    London            Receive    EURIBOR             0.694%      2/10/25        $ (13,101)
                 Clearing House               6 Month
SEK 2,127,723    London            Pay        LIBOR SEK           0.981%      2/10/25           12,317
                 Clearing House               3 Month
-----------------------------------------------------------------------------------------------------------
                                                                                             $    (784)
===========================================================================================================

INTEREST RATE SWAP AGREEMENTS

-----------------------------------------------------------------------------------------------------------
                                                                  Annual
Notional                           Pay/       Floating            Fixed       Expiration     Unrealized
Principal ($)    Counterparty      Receive    Rate                Rate        Date           Appreciation
-----------------------------------------------------------------------------------------------------------
EUR   281,000    Deutsche Bank     Pay        EMMI EURO           0.332%      5/09/26        $  11,517
                                              OverNight Index
                                              Average

NOTE:   Principal amounts are denominated in U.S. Dollars unless otherwise noted:
        EUR    Euro
        JPY    Japanese Yen
        SEK    Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

38 Pioneer Solutions Funds | Annual Report | 7/31/16

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's assets:

-----------------------------------------------------------------------------------
                             Level 1       Level 2         Level 3     Total
-----------------------------------------------------------------------------------
Mutual Funds                 $58,803,732   $          --   $       --  $58,803,732
U.S. Government and
   Agency Obligation                  --       1,540,628           --    1,540,628
Sovereign Debt
   Obligation                         --       1,265,296           --    1,265,296
Exchange-Trade Put
   Options Purchased               3,396              --           --        3,396
-----------------------------------------------------------------------------------
Total                        $58,807,128   $   2,805,924   $       --  $61,613,052
===================================================================================
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts      $   168,290   $          --   $       --  $   168,290
Unrealized Depreciation
   on Futures Contracts         (335,351)             --           --     (335,351)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                 --          71,048           --       71,048
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                 --        (105,586)          --     (105,586)
Unrealized Appreciation
   on Inflation Swaps                 --          88,738           --       88,738
Unrealized Depreciation
   on Inflation swaps                 --        (220,675)          --     (220,675)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swaps                --          12,317           --       12,317
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap                 --         (13,101)          --      (13,101)
Unrealized Appreciation
   on Interest Rate Swaps             --          11,517           --       11,517
Exchange-Traded
   Put Option Written               (420)             --           --         (420)
-----------------------------------------------------------------------------------
Total Other
   Financial Instruments     $  (167,481)  $    (155,742)  $       --  $  (323,223)
===================================================================================

During the year ended July 31, 2016, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 39

Schedule of Investments | 7/31/16
Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------
 Shares                                                                         Value
----------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 92.8%
                   UNAFFILIATED FUNDS -- 31.3%
         77,803    Aston/Fairpointe Mid Cap Fund Class I                        $   2,972,075
        225,538    Columbia Funds Series Trust I Contrarian Core Fund Class Y       5,128,734
        798,304    Doubleline Total Return Bond Fund Class I                        8,741,429
        142,700    Goldman Sachs Emerging Markets Debt Fund Class I                 1,843,684
        116,892    iShares MSCI Canada ETF                                          2,950,354
         46,113    iShares MSCI China ETF                                           2,029,894
         33,250    iShares MSCI Emerging Markets ETF                                1,204,648
         60,960    iShares MSCI Emerging Markets Minimum Volatility ETF             3,236,366
         91,553    iShares MSCI India ETF                                           2,705,391
        163,093    JOHCM Asia Ex-Japan Equity Fund Class IS                         1,709,214
        625,958    MFS Total Return Bond Fund Class I                               6,879,278
        174,573    Oak Ridge Small Cap Growth Fund Class K                          6,389,372
        257,229    T. Rowe Price International Funds -- European Stock Fund         4,715,008
         48,896    VanEck Vectors Vietnam ETF                                         742,730
        577,807    Western Asset Core Plus Bond Fund Class IS                       6,922,128
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                   (Cost $60,153,037)                                           $  58,170,305
----------------------------------------------------------------------------------------------
                   AFFILIATED FUNDS* -- 61.5%
      1,881,011    Pioneer Bond Fund Class K                                    $  18,527,958
        462,331    Pioneer Core Equity Fund Class Y                                 8,100,039
        623,412    Pioneer Dynamic Credit Fund Class Y                              5,835,139
        111,677    Pioneer Fund Class Y                                             3,802,599
        464,327    Pioneer Fundamental Growth Fund Class K                          9,151,885
      1,200,077    Pioneer Global Equity Fund Class K                              16,237,042
        356,705    Pioneer Global High Yield Fund Class Y                           3,007,023
        337,381    Pioneer Global Multisector Income Fund Class Y                   3,616,724
              1    Pioneer High Yield Fund Class Y                                          6
      1,204,839    Pioneer International Equity Fund Class Y                       23,952,206
        136,314    Pioneer Long/Short Bond Fund Class Y                             1,249,999
         75,246    Pioneer Mid Cap Value Fund Class K                               1,825,468
        140,030    Pioneer Opportunistic Long/Short Credit Fund Class Y             1,246,267
        149,770    Pioneer Real Estate Shares Class Y                               4,549,998
         82,865    Pioneer Select Mid Cap Growth Fund Class K                       3,003,856
        968,450    Pioneer Strategic Income Fund Class K                           10,372,100
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN AFFILIATED FUNDS
                   (Cost $106,490,917)                                          $ 114,478,309
----------------------------------------------------------------------------------------------
                   TOTAL MUTUAL FUNDS
                   (Cost $166,643,954)                                          $ 172,648,614
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 Principal
 Amount ($)
----------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.4%
      4,310,485    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $   4,462,473
----------------------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
                   (Cost $4,214,938)                                            $   4,462,473
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

40 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                     Value
----------------------------------------------------------------------------------------------
                   SOVEREIGN DEBT OBLIGATION -- 2.0%
359,401,406 JPY    Japanese Government CPI Linked Bond, 0.10%, 3/10/25          $   3,774,921
----------------------------------------------------------------------------------------------
                   TOTAL SOVEREIGN DEBT OBLIGATION
                   (Cost $3,510,353)                                            $   3,774,921
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                    Counterparty/              Strike  Expiration
 Contracts         Description      Exchange                   Price   Date
----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.0%+
            44     Russell 2000 Index Chicago Board of Options 1,060   9/16/16  $      12,452
----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
                   (Premiums paid $272,536)                                     $      12,452
----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN SECURITIES -- 97.2%
                   (Cost $174,641,781) (a)                                      $ 180,898,460
----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS WRITTEN -- (0.0)%++
           (44)    Russell 2000 Index Chicago Board of Options 860     9/16/16  $      (1,540)
----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
                   (Premiums received $(65,867))                                $      (1,540)
----------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- 2.8%                         $   5,275,940
----------------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                                   $ 186,172,860
==============================================================================================

*       Affiliated funds managed by Pioneer Investment Management, Inc.

++      Amount rounds to less than 0.1%.

+       Amount rounds to greater than (0.1)%.

(a) At July 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $175,830,870 was as follows:

        Aggregate gross unrealized appreciation for all investments in which
          there is an excess of tax cost over value                             $  10,072,082

        Aggregate gross unrealized depreciation for all investments in which
          there is an excess of tax cost over value                                (5,004,492)
                                                                                -------------
        Net unrealized appreciation                                             $   5,067,590
                                                                                =============

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2016 were as follows:

---------------------------------------------------------------------------------------------
                                                               Purchases         Sales
---------------------------------------------------------------------------------------------
Long-Term U.S. Government                                      $ 4,162,021       $        --
Other Long-Term Securities                                     $27,323,323       $52,307,563

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 41

Schedule of Investments | 7/31/16
Pioneer Solutions - Balanced Fund (continued)

INFLATION RATE SWAP AGREEMENTS

---------------------------------------------------------------------------------------------------
                                                                                     Net
                                                            Annual                   Unrealized
Notional                           Pay/                     Fixed      Expiration    Appreciation
Principal ($)    Counterparty      Receive    Index         Rate       Date          (Depreciation)
---------------------------------------------------------------------------------------------------
EUR 7,400,000    Goldman Sachs     Receive    EUCPI         1.3250%    3/11/25       $(447,400)
                 International
EUR 7,400,000    Goldman Sachs     Pay        EUCPI         0.9500%    3/11/20         181,680
                 International
EUR 3,700,000    Goldman Sachs     Receive    EUCPI         1.3450%    3/13/25        (233,015)
                 International
EUR 3,700,000    Goldman Sachs     Pay        EUCPI         0.9550%    3/13/20          91,930
                 International
---------------------------------------------------------------------------------------------------
                                                                                     $(406,805)
===================================================================================================

EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

---------------------------------------------------------------------------------------------------
                                                                                     Net
                                                            Annual                   Unrealized
Notional                           Pay/       Floating      Fixed      Expiration    Appreciation
Principal ($)    Exchange          Receive    Rate          Rate       Date          (Depreciation)
---------------------------------------------------------------------------------------------------
EUR   677,667    London            Receive    EURIBOR       0.694%     2/10/25       $ (39,628)
                 Clearing House               6 Month
SEK 6,482,000    London            Pay        LIBOR SEK     0.981%     2/10/25          36,692
                 Clearing House               3 Month
---------------------------------------------------------------------------------------------------
                                                                                     $  (2,936)
===================================================================================================

INTEREST RATE SWAP AGREEMENTS

---------------------------------------------------------------------------------------------------
                                                            Annual
Notional                           Pay/       Floating      Fixed      Expiration    Unrealized
Principal ($)    Counterparty      Receive    Rate          Rate       Date          Appreciation
---------------------------------------------------------------------------------------------------
EUR   844,000    Deutsche Bank     Pay        EMMI EURO     0.332%     5/09/26       $  34,591
                                              OverNight
                                              Index
                                              Average

NOTE:   Principal amounts are denominated in U.S. Dollars unless otherwise noted:
        EUR     Euro
        JPY     Japanese Yen
        SEK     Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

42 Pioneer Solutions Funds | Annual Report | 7/31/16

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                             Level 1        Level 2         Level 3     Total
-------------------------------------------------------------------------------------
Mutual funds                 $172,648,614   $          --   $       --  $172,648,614
U.S. Government and
   Agency Obligation                   --       4,462,473           --     4,462,473
Sovereign Debt
   Obligation                          --       3,774,921           --     3,774,921
   Exchange-Traded Put
Options Purchased                  12,452              --           --        12,452
-------------------------------------------------------------------------------------
Total                        $172,661,066   $   8,237,394   $       --  $180,898,460
=====================================================================================
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts      $    657,174   $          --   $       --  $    657,174
Unrealized Depreciation
   on Futures Contracts        (1,185,973)             --           --    (1,185,973)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                  --         151,696           --       151,696
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                  --        (313,857)          --      (313,857)
Unrealized Appreciation
   on Inflation Swaps                  --         273,610           --       273,610
Unrealized Depreciation
   on Inflation Swaps                  --        (680,415)          --      (680,415)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swaps                 --          36,692           --        36,692
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap                  --         (39,628)          --       (39,628)
Unrealized Appreciation
   on Interest Rate Swaps              --          34,591           --        34,591
Exchange-Traded
   Put Options Written             (1,540)             --           --        (1,540)
-------------------------------------------------------------------------------------
Total Other
   Financial Instruments     $   (530,339)  $    (537,311)  $       --  $ (1,067,650)
=====================================================================================

During the year ended July 31, 2016, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 43

Schedule of Investments | 7/31/16
Pioneer Solutions - Growth Fund

-----------------------------------------------------------------------------------------------
 Shares                                                                         Value
-----------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 93.6%
                   UNAFFILIATED FUNDS -- 29.3%
        214,547    Aston/Fairpointe Mid Cap Fund Class I                        $    8,195,696
        592,984    Columbia Funds Series Trust I Contrarian Core Fund Class Y       13,484,456
        323,717    Doubleline Total Return Bond Fund Class I                         3,544,701
        245,187    Goldman Sachs Emerging Markets Debt Fund Class I                  3,167,816
        295,280    iShares MSCI Canada ETF                                           7,452,867
         78,237    iShares MSCI China ETF                                            3,443,993
         89,322    iShares MSCI Emerging Markets ETF                                 3,236,136
        101,258    iShares MSCI Emerging Markets Minimum Volatility ETF              5,375,787
        156,236    iShares MSCI India ETF                                            4,616,774
        467,703    JOHCM Asia Ex-Japan Equity Fund Class IS                          4,901,530
        441,868    JPMorgan Intrepid European Fund Class IS                         10,048,078
        385,342    Oak Ridge Small Cap Growth Fund Class K                          14,103,517
        594,712    T. Rowe Price International Funds -- European Stock Fund         10,901,071
         82,934    VanEck Vectors Vietnam ETF                                        1,259,768
-----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN UNAFFILIATED FUNDS
                   (Cost $99,649,862)                                           $   93,732,190
-----------------------------------------------------------------------------------------------
                   AFFILIATED FUNDS* -- 64.3%
      2,250,273    Pioneer Bond Fund Class K                                    $   22,165,189
      1,247,982    Pioneer Core Equity Fund Class Y                                 21,864,640
        485,961    Pioneer Fund Class Y                                             16,546,959
      1,179,883    Pioneer Fundamental Growth Fund Class K                          23,255,494
      2,510,481    Pioneer Global Equity Fund Class K                               33,966,808
        308,606    Pioneer Global Multisector Income Fund Class Y                    3,308,256
      2,336,636    Pioneer International Equity Fund Class Y                        46,452,332
         93,457    Pioneer Long/Short Bond Fund Class Y                                857,001
        559,470    Pioneer Mid Cap Value Fund Class K                               13,572,742
         95,114    Pioneer Opportunistic Long/Short Credit Fund Class Y                846,515
        363,171    Pioneer Real Estate Shares Class Y                               11,033,130
        234,082    Pioneer Select Mid Cap Growth Fund Class K                        8,485,472
        311,871    Pioneer Strategic Income Fund Class K                             3,340,138
-----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN AFFILIATED FUNDS
                   (Cost $184,586,419)                                          $  205,694,676
-----------------------------------------------------------------------------------------------
                   TOTAL MUTUAL FUNDS
                   (Cost $284,236,281)                                          $  299,426,866
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 Principal
 Amount ($)
-----------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AND AGENCY OBLIGATION -- 2.4%
      7,321,240    U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25        $    7,579,387
-----------------------------------------------------------------------------------------------
                   TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                   (Cost $7,158,957)                                            $    7,579,387
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

44 Pioneer Solutions Funds | Annual Report | 7/31/16

-----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                     Value
-----------------------------------------------------------------------------------------------
                   SOVEREIGN DEBT OBLIGATION -- 2.0%
612,808,840 JPY    Japanese Government CPI Linked Bond, 0.10%, 3/10/25          $    6,436,550
-----------------------------------------------------------------------------------------------
                   TOTAL SOVEREIGN DEBT OBLIGATION
                   (Cost $5,985,439)                                            $    6,436,550
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                    Counterparty/            Strike  Expiration
 Contracts         Description      Exchange                 Price   Date
-----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS PURCHASED -- 0.1%
             79    S&P 500 Index    Chicago Board of Options 1,950   9/16/16    $       31,600
             31    S&P 500 Index    Chicago Board of Options 2,000   12/16/16          104,160
             47    S&P 500 Index    Chicago Board of Options 1,950   3/17/17           230,300
-----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED
                   (Premiums paid $1,250,536)                                   $      366,060
-----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED CALL OPTIONS
                   PURCHASED -- 0.0%+
             59    S&P 500 Index    Chicago Board of Options 2,190   9/16/16    $      124,490
-----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED CALL OPTIONS PURCHASED
                   (Premiums paid $118,766)                                     $      124,490
-----------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS IN SECURITIES -- 98.1%
                   (Cost $298,749,979) (a)                                      $  313,933,353
-----------------------------------------------------------------------------------------------
                   EXCHANGE-TRADED PUT OPTIONS WRITTEN -- (0.0)%++
            (47)   S&P 500 Index    Chicago Board of Options 1,650   3/17/17    $      (78,255)
-----------------------------------------------------------------------------------------------
                   TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN
                   (Premiums received $(195,892))                               $      (78,255)
-----------------------------------------------------------------------------------------------
                   OTHER ASSETS AND LIABILITIES -- 1.9%                         $    6,053,261
-----------------------------------------------------------------------------------------------
                   TOTAL NET ASSETS -- 100.0%                                   $  319,908,359
===============================================================================================

*       Affiliated funds managed by Pioneer Investment Management, Inc.

+       Amount rounds to less than 0.1%.

++      Amount rounds to greater than (0.1)%.

(a) At July 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $299,770,523 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
            there is an excess of tax cost over value                           $   25,130,300
          Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                              (10,967,470)
                                                                                --------------
          Net unrealized appreciation                                           $   14,162,830
                                                                                ==============

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 45

Schedule of Investments | 7/31/16
Pioneer Solutions - Growth Fund (continued)

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2016 were as follows:

----------------------------------------------------------------------------------------------
                                                               Purchases           Sales
----------------------------------------------------------------------------------------------
Long-Term U.S. Government                                      $ 7,069,077         $        --
Other Long-Term Securities                                     $25,621,067         $61,083,855

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------
                                                                                      Net
                                                             Annual                   Unrealized
Notional                            Pay/                     Fixed      Expiration    Appreciation
Principal ($)     Counterparty      Receive    Index         Rate       Date          (Depreciation)
----------------------------------------------------------------------------------------------------
EUR 12,300,000    Goldman Sachs     Receive    EUCPI         1.3250%    3/11/25       $(743,652)
                  International
EUR 12,300,000    Goldman Sachs     Pay        EUCPI         0.9500%    3/11/20         301,983
                  International
EUR  6,150,000    Goldman Sachs     Receive    EUCPI         1.3450%    3/13/25        (387,309)
                  International
EUR  6,150,000    Goldman Sachs     Pay        EUCPI         0.9550%    3/13/20         152,802
                  International
----------------------------------------------------------------------------------------------------
                                                                                      $(676,176)
====================================================================================================

EUCPI Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------
                                                                                      Net
                                                             Annual                   Unrealized
Notional                            Pay/       Floating      Fixed      Expiration    Appreciation
Principal ($)     Exchange          Receive    Rate          Rate       Date          (Depreciation)
----------------------------------------------------------------------------------------------------
EUR  1,116,002    London            Receive    EURIBOR       0.694%     2/10/25       $ (65,260)
                  Clearing House               6 Month
SEK 10,599,294    London            Pay        LIBOR SEK     0.981%     2/10/25          61,356
                  Clearing House               3 Month
----------------------------------------------------------------------------------------------------
                                                                                      $  (3,904)
====================================================================================================

INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------
                                                             Annual
Notional                            Pay/       Floating      Fixed      Expiration    Unrealized
Principal ($)     Counterparty      Receive    Rate          Rate       Date          Appreciation
----------------------------------------------------------------------------------------------------
EUR  1,548,000    Deutsche Bank     Pay        EMMI EURO     0.332%     5/09/26       $  63,444
                                               OverNight
                                               Index
                                               Average

NOTE:   Principal amounts are denominated in U.S. Dollars unless otherwise noted:
        EUR    Euro
        JPY    Japanese Yen
        SEK    Swedish Krone

The accompanying notes are an integral part of these financial statements.

46 Pioneer Solutions Funds | Annual Report | 7/31/16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's assets:

---------------------------------------------------------------------------------------
                             Level 1        Level 2           Level 3     Total
---------------------------------------------------------------------------------------
Mutual funds                 $299,426,866   $            --   $       --  $299,426,866
U.S. Government and
   Agency Obligation                   --         7,579,387           --     7,579,387
Sovereign Debt
   Obligation                          --         6,436,550           --     6,436,550
Exchange-Traded Put
   Options Purchased              366,060                --           --       366,060
Exchange-Traded Call
   Options Purchased              124,490                --           --       124,490
---------------------------------------------------------------------------------------
Total                        $299,917,416   $    14,015,937   $       --  $313,933,353
=======================================================================================
Other Financial Instruments
Unrealized Appreciation
   on Futures Contracts      $    492,678   $            --   $       --  $    492,678
Unrealized Depreciation
   on Futures Contracts        (1,979,097)               --           --    (1,979,097)
Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                  --           260,491           --       260,491
Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                  --          (531,961)          --      (531,961)
Unrealized Appreciation
   on Inflation Swaps                  --           454,785           --       454,785
Unrealized Depreciation
   on Inflation Swaps                  --        (1,130,961)          --    (1,130,961)
Unrealized Appreciation
   on Centrally Cleared
   Interest Rate Swaps                 --            61,356           --        61,356
Unrealized Depreciation
   on Centrally Cleared
   Interest Rate Swap                  --           (65,260)          --       (65,260)
Unrealized Appreciation
   on Interest Rate Swaps              --            63,444           --        63,444
Exchange Traded
   Put Options Written            (78,255)               --           --       (78,255)
---------------------------------------------------------------------------------------
Total Other
   Financial Instruments     $ (1,564,674)  $      (888,106)  $       --  $ (2,452,780)
=======================================================================================

During the year ended July 31, 2016, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 47

Statements of Assets and Liabilities | 7/31/16

----------------------------------------------------------------------------------------------
                                                     Pioneer       Pioneer       Pioneer
                                                     Solutions -   Solutions -   Solutions -
                                                     Conservative  Balanced      Growth
                                                     Fund          Fund          Fund
----------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated funds, at
    value (at cost $42,276,676, $106,490,917
    and $184,586,419, respectively)                  $42,910,507   $114,478,309  $205,694,676
  Investments in securities of unaffiliated funds,
    at value (at cost $18,476,697, $68,150,864
    and $114,163,560, respectively)                   18,702,545     66,420,151   108,238,677
  Cash                                                 1,965,009      3,597,427     2,469,476
  Foreign currencies, at value (at cost $10,144,
     $241,896 and $463,908, respectively)                 16,162        262,587       514,230
  Restricted cash*                                       447,144      2,056,590     3,071,420
  Unrealized appreciation on forward
    foreign currency contracts                            71,048        151,696       260,491
  Unrealized appreciation on inflation swaps              88,738        273,610       454,785
  Unrealized appreciation on centrally cleared
     interest rate swaps                                  12,317         36,692        61,356
  Unrealized appreciation on interest rate swaps          11,517         34,591        63,444
  Receivables for:
    Investment Funds sold                                 73,258             --       958,481
    Capital stock sold                                    58,159         59,863        42,913
    Dividends                                            127,060        209,318       102,703
    Interest                                               4,240         12,698        21,692
  Due from Pioneer Investment
     Management, Inc.                                     44,921             63            33
  Variation margin for centrally cleared
    swap contracts                                        36,899         34,547        53,785
  Variation margin for futures contracts                  48,203        113,425       197,639
  Other assets                                            39,430         40,396        19,960
----------------------------------------------------------------------------------------------
       Total assets                                  $64,657,157   $187,781,963  $322,225,761
==============================================================================================
LIABILITIES:
  Written options (premiums received $(17,964),
    $(65,867) and $(195,892), respectively)                  420          1,540        78,255
  Unrealized depreciation on inflation swaps             220,675        680,415     1,130,961
  Unrealized depreciation on centrally cleared
    interest rate swaps                                   13,101         39,628        65,260
  Unrealized depreciation on forward
    foreign currency contracts                           105,586        313,857       531,961
  Payables for:
    Interest expense                                          --          5,193            --
    Capital stock redeemed                                19,631         42,243       159,043
    Distributions to shareowners                             466            443         1,435
    Swap payments                                         14,951         44,905        76,758
  Futures contracts payable                                   --        297,674            --
  Due to affiliates                                       33,481        102,210       156,411
  Accrued expenses and other liabilities                  62,981         80,995       117,318
----------------------------------------------------------------------------------------------
       Total liabilities                             $   471,292   $  1,609,103  $  2,317,402
==============================================================================================

* Represents restricted cash deposited at the custodian and/or counterparty for derivative contracts.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
                                                   Pioneer       Pioneer         Pioneer
                                                   Solutions -   Solutions -     Solutions -
                                                   Conservative  Balanced        Growth
                                                   Fund          Fund            Fund
----------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                  $64,390,612   $183,895,798    $306,549,698
  Undistributed net investment income                  613,677      1,471,763         200,200
  Accumulated net realized gain (loss) on
    investments, futures contracts, swap
    contracts, written options and foreign
    currency transactions                           (1,380,958)    (4,473,752)        170,406
  Net unrealized appreciation on investments           859,679      6,256,679      15,183,374
  Net unrealized depreciation on futures
    contracts                                         (167,061)      (528,799)     (1,486,419)
  Net unrealized depreciation on swap
    contracts                                         (121,204)      (375,150)       (616,636)
  Net unrealized appreciation on
    written options                                     17,544         64,327         117,637
  Net unrealized depreciation on forward
    foreign currency contracts and other
    assets and liabilities denominated
    in foreign currencies                              (26,424)      (138,006)       (209,901)
----------------------------------------------------------------------------------------------
       Total net assets                            $64,185,865   $186,172,860    $319,908,359
==============================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A shares                     $46,499,036   $125,607,528    $242,648,918
  Net Assets of Class C shares                     $17,586,445   $ 59,444,211    $ 76,054,903
  Net Assets of Class R shares                     $     8,845   $     14,498    $     18,558
  Net Assets of Class Y shares                     $    91,539   $  1,106,623    $  1,185,980
  Class A Shares outstanding                         4,464,630     11,066,692      19,632,587
  Class C Shares outstanding                         1,747,773      5,694,133       6,538,335
  Class R Shares outstanding                               852          1,282           1,509
  Class Y Shares outstanding                             9,310         96,130          93,882
  Net Asset Value - Class A share                  $     10.41   $      11.35    $      12.36
  Net Asset Value - Class C share                  $     10.06   $      10.44    $      11.63
  Net Asset Value - Class R share                  $     10.38   $      11.30**  $      12.30
  Net Asset Value - Class Y share                  $      9.83   $      11.51    $      12.63
MAXIMUM OFFERING PRICE:
  Class A (100 (divided by) 94.25 x net asset
    value per share)                               $     11.05   $      12.04    $      13.11
==============================================================================================

** Net asset value per share amount does not calculate due to rounding of net asset and/or shares outstanding.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 49

Statements of Operations

For the Year Ended 7/31/16

----------------------------------------------------------------------------------------------
                                                       Pioneer        Pioneer      Pioneer
                                                       Solutions -    Solutions -  Solutions -
                                                       Conservative   Balanced     Growth
                                                       Fund           Fund         Fund
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from underlying
    affiliated funds                                   $1,468,968     $3,235,861   $4,070,702
  Dividend income from underlying
    unaffiliated funds                                    555,765      1,431,369    1,632,214
  Interest                                                 25,764        110,866      119,106
----------------------------------------------------------------------------------------------
      Total Investment Income                          $2,050,497     $4,778,096   $5,822,022
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                      $   85,156     $  252,916   $  430,249
  Transfer agent fees
    Class A                                                24,064         78,966      209,402
    Class C                                                 6,982         22,265       37,087
    Class R                                                    25             26           28
    Class Y                                                   125            263          224
  Distribution fees
    Class A                                               117,087        321,510      620,019
    Class C                                               185,417        646,234      816,386
    Class R                                                    45             53           57
  Shareholder communications expense                       40,363        116,549      253,841
  Administrative expense                                   37,825         90,476      156,517
  Custodian fees                                           23,704         43,438       14,962
  Registration fees                                        74,179         79,548       48,567
  Professional fees                                        51,869         48,551       71,570
  Printing fees                                            22,937         26,536       27,350
  Pricing fees                                              2,739          2,498        2,649
  Fees and expenses of non-affiliated trustees              7,146          7,632       11,466
  Insurance expense                                         1,161          3,516        5,865
  Miscellaneous                                            15,943         14,536       24,453
----------------------------------------------------------------------------------------------
    Total expenses                                     $  696,767     $1,755,513   $2,730,692
    Less fees waived and expenses reimbursed
      by Pioneer Investment Management, Inc.           $  (99,175)    $      (73)  $      (37)
----------------------------------------------------------------------------------------------
    Net expenses                                       $  597,592     $1,755,440   $2,730,655
----------------------------------------------------------------------------------------------
      Net investment income                            $1,452,905     $3,022,656   $3,091,367
==============================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Solutions Funds | Annual Report | 7/31/16

For the Year Ended 7/31/16

----------------------------------------------------------------------------------------------
                                                  Pioneer        Pioneer        Pioneer
                                                  Solutions -    Solutions -    Solutions -
                                                  Conservative   Balanced       Growth
                                                  Fund           Fund           Fund
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
SWAP CONTRACTS, WRITTEN OPTIONS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Underlying affiliated funds                   $   (322,717)  $ (1,588,624)  $  (2,395,491)
    Underlying unaffiliated funds                   (1,052,382)    (2,734,809)     (1,694,756)
    Capital gain on distributions from
      underlying affiliated funds                      474,669      2,034,666       6,343,196
    Capital gain on distributions from
      underlying unaffiliated funds                    108,842      1,017,609       2,070,811
    Futures contracts                                 (358,057)    (1,725,729)     (3,461,919)
    Swap contracts                                      33,761        103,580         163,854
    Written options                                     58,002        175,145        (207,817)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                            122,923        387,378         742,523
----------------------------------------------------------------------------------------------
                                                  $   (934,959)  $ (2,330,784)  $   1,560,401
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) on:
    Underlying affiliated funds                   $   (446,856)  $ (4,693,951)  $ (10,284,967)
    Underlying unaffiliated funds                      652,558       (344,276)     (5,376,695)
    Futures contracts                                 (173,815)      (554,122)     (1,523,696)
    Swap contracts                                    (108,136)      (335,524)       (551,290)
    Written options                                    (40,039)      (115,566)       (166,654)
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                           (134,262)      (467,678)       (613,858)
----------------------------------------------------------------------------------------------
                                                  $   (250,550)  $ (6,511,117)  $ (18,517,160)
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
    on investments, futures contracts,
    swap contracts, written options
    and forward foreign currency contracts
    and other assets and liabilities
    denominated in foreign currencies             $ (1,185,509)  $ (8,841,901)  $ (16,956,759)
----------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                     $    267,396   $ (5,819,245)  $ (13,865,392)
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 51

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                       Pioneer Solutions -           Pioneer Solutions -
                                       Conservative Fund               Balanced Fund
                                   ----------------------------  ----------------------------
                                   Year           Year           Year            Year
                                   Ended          Ended          Ended           Ended
                                   7/31/16        7/31/15        7/31/16         7/31/15
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)       $  1,452,905   $  1,639,018   $   3,022,656   $  4,354,428
Net realized gain (loss) on
  investments, futures contracts,
  swap contracts, written options
  and forward foreign currency
  contracts and other assets
  and liabilities denominated
  in foreign currencies                (934,959)     8,295,650      (2,330,784)    38,326,677
Change in net unrealized
  appreciation (depreciation) on
  investments, futures contracts,
  swap contracts, written options
  and forward foreign currency
  contracts and other assets
  and liabilities denominated
  in foreign currencies                (250,550)    (8,650,584)     (6,511,117)   (35,781,107)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from
  operations                       $    267,396   $  1,284,084   $  (5,819,245)  $  6,899,998
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.29, $0.31, $0.27
     and $0.36, respectively)      $ (1,205,906)  $ (1,323,297)  $  (2,947,850)  $ (4,057,950)
  Class C ($0.20, $0.23, $0.19
     and $0.29, respectively)          (335,987)      (444,119)     (1,111,615)    (1,842,345)
  Class R ($0.30, $0.00, $0.30
     and $0.00, respectively)              (253)            --            (257)            --
  Class Y ($0.27, $0.34, $0.30
     and $0.40, respectively)            (2,891)        (3,714)        (34,638)      (101,158)
Net realized gain:
  Class A ($1.13, $0.00, $0.86
     and $0.00, respectively)        (4,678,518)            --      (9,290,030)            --
  Class C ($1.13, $0.00, $0.86
     and $0.00, respectively)        (1,937,019)            --      (5,108,460)            --
  Class R ($1.13, $0.00, $0.86
     and $0.00, respectively)              (964)            --            (748)            --
  Class Y ($1.13, $0.00, $0.86
     and $0.00, respectively)           (11,928)            --         (99,468)            --
----------------------------------------------------------------------------------------------
     Total distributions
       to shareowners              $ (8,173,466)  $ (1,771,130)  $ (18,593,066)  $ (6,001,453)
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
                                        Pioneer Solutions -          Pioneer Solutions -
                                        Conservative Fund              Balanced Fund
                                   ----------------------------  ----------------------------
                                   Year           Year           Year            Year
                                   Ended          Ended          Ended           Ended
                                   7/31/16        7/31/15        7/31/16         7/31/15
----------------------------------------------------------------------------------------------
FROM FUND SHARE
TRANSACTIONS:
Net proceeds from sales or
  exchange of shares               $ 11,217,618   $ 17,667,510   $  25,621,474   $ 55,416,356
Reinvestment of distributions         7,555,353      1,578,566      17,128,419      5,480,964
Cost of shares repurchased          (16,852,509)   (19,772,188)    (48,922,888)   (66,926,229)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets resulting from
      Fund share transactions         1,920,462       (526,112)     (6,172,995)    (6,028,909)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in
      net assets                   $ (5,985,608)  $ (1,013,158)  $ (30,585,306)  $ (5,130,364)
NET ASSETS:
Beginning of year                    70,171,473     71,184,631     216,758,166    221,888,530
----------------------------------------------------------------------------------------------
End of year                        $ 64,185,865   $ 70,171,473   $ 186,172,860   $216,758,166
----------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of period            $    613,677   $    509,389   $   1,471,763   $  1,958,210
==============================================================================================

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 53

----------------------------------------------------------------------------------------------
                                                                     Pioneer Solutions -
                                                                        Growth Fund
                                                                -----------------------------
                                                                Year            Year
                                                                Ended           Ended
                                                                7/31/16         7/31/15
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                    $   3,091,367   $   6,042,740
Net realized gain (loss) on investments, futures contracts,
  contracts, written options and forward foreign currency
  swap contracts and other assets and liabilities
  denominated in foreign currencies                                 1,560,401      79,996,222
Change in net unrealized appreciation (depreciation) on
  investments, futures contracts, swap contracts, written
  options and forward foreign currency contracts and other
  assets and liabilities denominated in foreign currencies        (18,517,160)    (69,789,564)
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
       from operations                                          $ (13,865,392)  $  16,249,398
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.18 and $0.43, respectively)                       $  (3,448,475)  $  (7,525,388)
  Class C ($0.09 and $0.29, respectively)                            (630,056)     (1,855,255)
  Class R ($0.21 and $0.00, respectively)                                (150)             --
  Class Y ($0.21 and $0.49, respectively)                             (21,523)        (44,315)
Net realized gain:
  Class A ($0.84 and $0.00, respectively)                         (16,258,476)             --
  Class C ($0.84 and $0.00, respectively)                          (5,798,035)             --
  Class R ($0.84 and $0.00, respectively)                                (610)             --
  Class Y ($0.84 and $0.00, respectively)                             (88,090)             --
----------------------------------------------------------------------------------------------
       Total distributions to shareowners                       $ (26,245,415)  $  (9,424,958)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares                   $  35,429,202   $  96,987,598
Shares issued in reorganization                                            --     128,735,046
Reinvestment of distributions                                      24,660,959       8,865,489
Cost of shares repurchased                                        (68,049,605)   (112,416,920)
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from Fund
       share transactions                                          (7,959,444)    122,171,213
----------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       $ (48,070,251)  $ 128,995,653
NET ASSETS:
Beginning of year                                                 367,978,610     238,982,957
----------------------------------------------------------------------------------------------
End of year                                                     $ 319,908,359   $ 367,978,610
----------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                                                 $     200,200   $     427,734
==============================================================================================

The accompanying notes are an integral part of these financial statements.

54 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
                                              Pioneer Solutions - Conservative Fund
                                      --------------------------------------------------------
                                      Year Ended   Year Ended       Year Ended   Year Ended
                                      7/31/16      7/31/16          7/31/15      7/31/15
                                      Shares       Amount           Shares       Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                            604,781     $    6,405,174   1,031,082    $ 12,223,056
Reinvestment of distributions          563,069          5,658,844     108,783       1,262,977
Less shares repurchased               (837,372)        (8,731,562)   (956,434)    (11,307,540)
----------------------------------------------------------------------------------------------
      Net increase                     330,478     $    3,332,456     183,431    $  2,178,493
==============================================================================================
Class B*
Shares sold or exchanged                    --     $           --       4,713    $     54,608
Reinvestment of distributions               --                 --          --              --
Less shares repurchased                     --                 --    (167,693)     (1,956,877)
----------------------------------------------------------------------------------------------
      Net decrease                          --     $           --    (162,980)   $ (1,902,269)
==============================================================================================
Class C
Shares sold                            455,131     $    4,728,950     449,788    $  5,153,733
Reinvestment of distributions          193,437          1,886,018      27,838         314,573
Less shares repurchased               (763,235)        (7,953,081)   (552,635)     (6,340,742)
----------------------------------------------------------------------------------------------
      Net decrease                    (114,667)    $   (1,338,113)    (75,009)   $   (872,436)
==============================================================================================
Class R**
Shares sold                                 --     $           --         852    $     10,000
Reinvestment of distributions               --                 --          --              --
Less shares repurchased                     --                 --          --              --
----------------------------------------------------------------------------------------------
      Net increase                          --     $           --         852    $     10,000
==============================================================================================
Class Y
Shares sold                              7,768     $       83,494      20,095    $    226,113
Reinvestment of distributions            1,105             10,491          92           1,016
Less shares repurchased                (15,770)          (167,866)    (14,868)       (167,029)
----------------------------------------------------------------------------------------------
      Net increase (decrease)           (6,897)    $      (73,881)      5,319    $     60,100
==============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 55

----------------------------------------------------------------------------------------------
                                              Pioneer Solutions - Balanced Fund
                                  ------------------------------------------------------------
                                  Year Ended    Year Ended         Year Ended    Year Ended
                                  7/31/16       7/31/16            7/31/15       7/31/15
                                  Shares        Amount             Shares        Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                        1,047,166    $    11,977,456     2,760,903    $ 35,328,996
Reinvestment of distributions      1,084,238         12,067,537       321,862       4,007,203
Less shares repurchased           (2,084,317)       (23,686,989)   (2,790,215)    (35,605,966)
----------------------------------------------------------------------------------------------
      Net increase                    47,087    $       358,004       292,550    $  3,730,233
==============================================================================================
Class B*
Shares sold or exchanged                  --    $            --         4,580    $     57,272
Reinvestment of distributions             --                 --            --              --
Less shares repurchased                   --                 --      (552,570)     (6,850,527)
----------------------------------------------------------------------------------------------
      Net decrease                        --    $            --      (547,990)   $ (6,793,255)
==============================================================================================
Class C
Shares sold                        1,189,840    $    12,457,865     1,593,895    $ 18,785,422
Reinvestment of distributions        481,229          4,947,038       120,194       1,391,842
Less shares repurchased           (2,287,374)       (24,045,545)   (1,782,588)    (21,049,291)
----------------------------------------------------------------------------------------------
      Net decrease                  (616,305)   $    (6,640,642)      (68,499)   $   (872,027)
==============================================================================================
Class R**
Shares sold                              748    $         8,215           785    $     10,000
Reinvestment of distributions              9                 95            --              --
Less shares repurchased                 (260)            (2,797)           --              --
----------------------------------------------------------------------------------------------
      Net increase                       497    $         5,513           785    $     10,000
==============================================================================================
Class Y
Shares sold                          100,886    $     1,177,938        95,503    $  1,234,666
Reinvestment of distributions         10,102            113,749         6,507          81,919
Less shares repurchased             (104,875)        (1,187,557)     (263,563)     (3,420,445)
----------------------------------------------------------------------------------------------
      Net increase (decrease)          6,113    $       104,130      (161,553)   $ (2,103,860)
==============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------
                                                Pioneer Solutions - Growth Fund
                                   -----------------------------------------------------------
                                   Year Ended   Year Ended         Year Ended   Year Ended
                                   7/31/16      7/31/16            7/31/15      7/31/15
                                   Shares       Amount             Shares       Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                         1,519,091   $    18,784,192     5,098,015   $  70,468,710
Shares issued in reorganization            --                --     7,751,322     105,417,866
Reinvestment of distributions       1,606,934        19,604,535       557,018       7,471,054
Less shares repurchased            (3,271,985)      (40,168,227)   (5,639,566)    (77,819,585)
----------------------------------------------------------------------------------------------
      Net increase (decrease)        (145,960)  $    (1,779,500)    7,766,789   $ 105,538,045
==============================================================================================
Class B*
Shares sold or exchanged                   --   $            --         4,535   $      55,320
Shares issued in reorganization            --                --            --              --
Reinvestment of distributions              --                --            --              --
Less shares repurchased                    --                --      (935,783)    (11,405,246)
----------------------------------------------------------------------------------------------
      Net decrease                         --   $            --      (931,248)  $ (11,349,926)
==============================================================================================
Class C
Shares sold                         1,378,968   $    16,056,831     1,970,853   $  25,551,053
Shares issued in reorganization            --                --     1,784,198      22,944,724
Reinvestment of distributions         431,217         4,971,978       108,063       1,373,821
Less shares repurchased            (2,353,490)      (27,028,433)   (1,719,846)    (22,406,111)
----------------------------------------------------------------------------------------------
      Net increase (decrease)        (543,305)  $    (5,999,624)    2,143,268   $  27,463,487
==============================================================================================
Class R**
Shares sold                               784   $         9,204           725   $      10,000
Shares issued in reorganization            --                --            --              --
Reinvestment of distributions              --                --            --              --
Less shares repurchased                    --                --            --              --
----------------------------------------------------------------------------------------------
      Net increase                        784   $         9,204           725   $      10,000
==============================================================================================
Class Y
Shares sold                            45,377   $       578,975        63,929   $     902,515
Shares issued in reorganization            --                --        26,873         372,456
Reinvestment of distributions           6,788            84,446         1,508          20,614
Less shares repurchased               (68,556)         (852,945)      (56,328)       (785,978)
----------------------------------------------------------------------------------------------
      Net increase (decrease)         (16,391)  $      (189,524)       35,982   $     509,607
==============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 57

Financial Highlights

-----------------------------------------------------------------------------------------------------------
                                                                Pioneer Solutions - Conservative Fund
                                                           ------------------------------------------------
                                                           Year      Year      Year      Year      Year
                                                           Ended     Ended     Ended     Ended     Ended
                                                           7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
-----------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                         $ 11.78   $ 11.86   $ 11.42   $ 10.73   $ 10.85
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.26   $  0.30   $  0.25   $  0.28   $  0.28
   Net realized and unrealized gain (loss) on investments    (0.21)    (0.07)     0.55      0.64     (0.09)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  0.05   $  0.23   $  0.80   $  0.92   $  0.19
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.29)  $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)
   Net realized gain                                         (1.13)       --        --        --        --
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.42)  $ (0.31)  $ (0.36)  $ (0.23)  $ (0.31)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.37)  $ (0.08)  $  0.44   $  0.69   $ (0.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 10.41   $ 11.78   $ 11.86   $ 11.42   $ 10.73
===========================================================================================================
Total return*                                                 0.89%     2.01%     7.10%     8.72%     1.85%
Ratio of net expenses to average net assets+                  0.70%     0.71%     0.76%     0.77%     0.78%
Ratio of net investment income to average net assets+         2.43%     2.53%     2.15%     2.51%     2.69%
Portfolio turnover rate                                         23%      108%       12%       17%       20%
Net assets, end of year (in thousands)                     $46,499   $48,721   $46,873   $44,239   $42,613
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses to average net assets                       0.86%     0.79%     0.76%     0.77%     0.82%
   Net investment income to average net assets                2.27%     2.45%     2.15%     2.51%     2.65%
===========================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Solutions Funds | Annual Report | 7/31/16

-----------------------------------------------------------------------------------------------------------
                                                                Pioneer Solutions - Conservative Fund
                                                           ------------------------------------------------
                                                           Year      Year      Year      Year      Year
                                                           Ended     Ended     Ended     Ended     Ended
                                                           7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                         $ 11.41   $ 11.51   $ 11.09   $ 10.44   $ 10.56
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.17   $  0.19   $  0.16   $  0.18   $  0.20
   Net realized and unrealized gain (loss) on investments    (0.19)    (0.06)     0.54      0.63     (0.09)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.02)  $  0.13   $  0.70   $  0.81   $  0.11
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.20)  $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)
   Net realized gain                                         (1.13)       --        --        --        --
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.33)  $ (0.23)  $ (0.28)  $ (0.16)  $ (0.23)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.35)  $ (0.10)  $  0.42   $  0.65   $ (0.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 10.06   $ 11.41   $ 11.51   $ 11.09   $ 10.44
===========================================================================================================
Total return*                                                 0.18%     1.15%     6.42%     7.83%     1.16%
Ratio of net expenses to average net assets+                  1.45%     1.45%     1.49%     1.51%     1.56%
Ratio of net investment income to average net assets+         1.69%     1.69%     1.40%     1.70%     1.91%
Portfolio turnover rate                                         23%      108%       12%       17%       20%
Net assets, end of year (in thousands)                     $17,586   $21,260   $22,290   $20,542   $16,257
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Total expenses to average net assets                       1.59%     1.53%     1.49%     1.51%     1.56%
   Net investment income to average net assets                1.55%     1.61%     1.40%     1.70%     1.91%
===========================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 59

-----------------------------------------------------------------------------------------
                                                                  Pioneer Solutions -
                                                                  Conservative Fund
                                                               --------------------------
                                                               Year
                                                               Ended       7/1/15 to
                                                               7/31/16     7/31/15
-----------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                             $ 11.78     $   11.74
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.25     $    0.02
   Net realized and unrealized gain (loss) on investments        (0.22)         0.02
-----------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.03     $    0.04
-----------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.30)    $      --
   Net realized gain                                             (1.13)           --
-----------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (1.43)    $      --
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (1.40)    $    0.04
-----------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 10.38     $   11.78
=========================================================================================
Total return*                                                     0.66%         0.34%**
Ratio of net expenses to average net assets+                      0.90%         0.93%***
Ratio of net investment income to average net assets+             2.30%         1.58%***
Portfolio turnover rate                                             23%          108%
Net assets, end of year (in thousands)                         $     9     $      10
Ratios with no waivers of fees and assumption
   of expenses by the Adviser and no reduction for
   fees paid indirectly:
Total expenses to average net assets                              1.50%         1.41%***
Net investment income to average net assets                       1.70%         1.10%***
=========================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Solutions Funds | Annual Report | 7/31/16

-----------------------------------------------------------------------------------------------------------
                                                                Pioneer Solutions - Conservative Fund
                                                           ------------------------------------------------
                                                           Year      Year      Year      Year      Year
                                                           Ended     Ended     Ended     Ended     Ended
                                                           7/31/16   7/31/15   7/31/14   7/31/13   7/31/12
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                         $ 11.18   $ 11.32   $ 10.86   $ 10.21   $ 10.41
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.24   $  0.21   $  0.24   $  0.20   $  0.13
   Net realized and unrealized gain (loss) on investments    (0.19)    (0.01)     0.49      0.61     (0.10)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  0.05   $  0.20   $  0.73   $  0.81   $  0.03
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.27)  $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)
   Net realized gain                                         (1.13)       --        --        --        --
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.40)  $ (0.34)  $ (0.27)  $ (0.16)  $ (0.23)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.35)  $ (0.14)  $  0.46   $  0.65   $ (0.20)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $  9.83   $ 11.18   $ 11.32   $ 10.86   $ 10.21
===========================================================================================================
Total return*                                                 0.95%     1.81%     6.83%     8.00%     0.34%
Ratio of net expenses to average net assets+                  0.65%     0.98%     0.98%     1.43%     2.26%
Ratio of net investment income to average net assets+         2.37%     1.84%     2.13%     1.88%     1.28%
Portfolio turnover rate                                         23%      108%       12%       17%       20%
Net assets, end of year (in thousands)                     $    92   $   181   $   123   $   141   $    65
Ratios with no waivers of
   fees and assumption of
   expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                       0.82%     0.98%     0.98%     1.43%     2.26%
   Net investment income to average net assets                2.19%     1.84%     2.13%     1.88%     1.28%
===========================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 61

------------------------------------------------------------------------------------------------------------------
                                                                     Pioneer Solutions - Balanced Fund
                                                           -------------------------------------------------------
                                                           Year        Year       Year       Year       Year
                                                           Ended       Ended      Ended      Ended      Ended
                                                           7/31/16     7/31/15    7/31/14    7/31/13    7/31/12
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                         $  12.78    $  12.73   $  11.72   $  10.46   $  10.74
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $   0.20    $   0.29   $   0.19   $   0.21   $   0.18
   Net realized and unrealized gain (loss) on investments     (0.50)       0.12       1.03       1.27      (0.22)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  (0.30)   $   0.41   $   1.22   $   1.48   $  (0.04)
------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $  (0.27)   $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)
   Net realized gain                                          (0.86)         --         --         --         --
------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $  (1.13)   $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (1.43)   $   0.05   $   1.01   $   1.26   $  (0.28)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $  11.35    $  12.78   $  12.73   $  11.72   $  10.46
==================================================================================================================
Total return*                                                 (2.11)%      3.33%     10.48%     14.32%     (0.27)%
Ratio of net expenses to average net assets+                   0.67%       0.66%      0.64%      0.66%      0.72%
Ratio of net investment income to average net assets+          1.77%       2.25%      1.57%      1.85%      1.75%
Portfolio turnover rate                                          16%         89%        10%         9%         9%
Net assets, end of year (in thousands)                     $125,608    $140,863   $136,511   $128,425   $118,833
Ratios with no waivers of
   fees and assumption of expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                        0.67%       0.66%      0.64%      0.66%      0.72%
   Net investment income to average net assets                 1.77%       2.25%      1.57%      1.85%      1.75%
==================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Solutions Funds | Annual Report | 7/31/16

-------------------------------------------------------------------------------------------------------------
                                                                  Pioneer Solutions - Balanced Fund
                                                           --------------------------------------------------
                                                           Year       Year      Year      Year      Year
                                                           Ended      Ended     Ended     Ended     Ended
                                                           7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                         $ 11.84    $ 11.82   $ 10.92   $  9.77   $ 10.07
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.12    $  0.17   $  0.09   $  0.12   $  0.10
   Net realized and unrealized gain (loss) on investments    (0.47)      0.14      0.96      1.19     (0.22)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.35)   $  0.31   $  1.05   $  1.31   $ (0.12)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.19)   $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)
   Net realized gain                                         (0.86)        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.05)   $ (0.29)  $ (0.15)  $ (0.16)  $ (0.18)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.40)   $  0.02   $  0.90   $  1.15   $ (0.30)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 10.44    $ 11.84   $ 11.82   $ 10.92   $  9.77
=============================================================================================================
Total return*                                                (2.81)%     2.64%     9.70%    13.56%    (1.08)%
Ratio of net expenses to average net assets+                  1.37%      1.35%     1.33%     1.34%     1.41%
Ratio of net investment income to average net assets+         1.10%      1.44%     0.81%     1.15%     1.06%
Portfolio turnover rate                                         16%        89%       10%        9%        9%
Net assets, end of year (in thousands)                     $59,444    $74,720   $75,377   $64,989   $53,594
Ratios with no waivers of
   fees and assumption of
   expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                       1.37%      1.35%     1.33%     1.34%     1.41%
   Net investment income to average net assets                1.10%      1.44%     1.44%     1.15%     1.06%
=============================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 63

--------------------------------------------------------------------------------------
                                                                Pioneer Solutions -
                                                                  Balanced Fund
                                                            --------------------------
                                                            Year
                                                            Ended        7/1/15 to
                                                            7/31/16      7/31/15
--------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                          $ 12.78      $   12.74
--------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                 $  0.15      $    0.01
  Net realized and unrealized gain (loss) on investments      (0.47)          0.03
--------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $ (0.32)     $    0.04
--------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                     $ (0.30)     $      --
  Net realized gain                                           (0.86)            --
--------------------------------------------------------------------------------------
Total distributions to shareowners                          $ (1.16)     $      --
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (1.48)     $    0.04
--------------------------------------------------------------------------------------
Net asset value, end of year                                $ 11.30      $   12.78
======================================================================================
Total return*                                                 (2.34)%         0.31%**
Ratio of net expenses to average net assets+                   0.90%          0.93%***
Ratio of net investment income to average net assets+          1.28%          0.66%***
Portfolio turnover rate                                          16%            89%
Net assets, end of year (in thousands)                      $    14      $      10
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Total expenses to average net assets                         1.58%          1.00%***
  Net investment income to average net assets                  0.60%          0.58%***
======================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Solutions Funds | Annual Report | 7/31/16

---------------------------------------------------------------------------------------------------------------
                                                                   Pioneer Solutions - Balanced Fund
                                                           ----------------------------------------------------
                                                           Year       Year      Year      Year      Year
                                                           Ended      Ended     Ended     Ended     Ended
                                                           7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
---------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                         $ 12.94    $ 12.88   $ 11.86   $ 10.58   $ 10.88
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.26    $  0.37   $  0.23   $  0.25   $  0.22
   Net realized and unrealized gain (loss) on investments    (0.53)      0.09      1.03      1.28     (0.23)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.27)   $  0.46   $  1.26   $  1.53   $ (0.01)
---------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.30)   $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)
   Net realized gain                                         (0.86)        --        --        --        --
---------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.16)   $ (0.40)  $ (0.24)  $ (0.25)  $ (0.29)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.43)   $  0.06   $  1.02   $  1.28   $ (0.30)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 11.51    $ 12.94   $ 12.88   $ 11.86   $ 10.58
===============================================================================================================
Total return*                                                (1.85)%     3.63%    10.68%    14.68%     0.00%(b)
Ratio of net expenses to average net assets+                  0.40%      0.36%     0.40%     0.36%     0.38%
Ratio of net investment income to average net assets+         2.22%      2.92%     1.88%     2.26%     2.14%
Portfolio turnover rate                                         16%        89%       10%        9%        9%
Net assets, end of year (in thousands)                     $ 1,107    $ 1,165   $ 3,239   $ 4,134   $ 5,208
Ratios with no waivers of
   fees and assumption of
   expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                       0.40%      0.36%     0.40%     0.36%     0.38%
   Net investment income to average net assets                2.22%      2.92%     1.88%     2.26%     2.14%
===============================================================================================================

(a)  Calculated using average shares outstanding for the year.

(b)  Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 65

------------------------------------------------------------------------------------------------------------------
                                                                       Pioneer Solutions - Growth Fund
                                                           -------------------------------------------------------
                                                           Year        Year       Year       Year       Year
                                                           Ended       Ended      Ended      Ended      Ended
                                                           7/31/16     7/31/15    7/31/14    7/31/13    7/31/12
------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                         $  13.84    $  13.60   $  12.32   $  10.75   $  11.09
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $   0.13    $   0.29   $   0.16   $   0.17   $   0.14
   Net realized and unrealized gain (loss) on investments     (0.59)       0.38       1.31       1.57      (0.29)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $  (0.46)   $   0.67   $   1.47   $   1.74   $  (0.15)
------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $  (0.18)   $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)
   Net realized gain                                          (0.84)         --         --         --         --
------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $  (1.02)   $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  (1.48)   $   0.24   $   1.28   $   1.57   $  (0.34)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $  12.36    $  13.84   $  13.60   $  12.32   $  10.75
==================================================================================================================
Total return*                                                 (3.23)%      5.08%     11.96%     16.40%     (1.31)%
Ratio of net expenses to average net assets+                   0.65%       0.69%      0.68%      0.69%      0.76%
Ratio of net investment income to average net assets+          1.08%       2.15%      1.24%      1.50%      1.29%
Portfolio turnover rate                                          10%         98%         8%         6%         7%
Net assets, end of year (in thousands)                     $242,649    $273,763   $163,349   $149,586   $134,988
   Ratios with no waivers of
   fees and assumption of expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                        0.65%       0.69%      0.68%      0.69%      0.76%
   Net investment income to average net assets                 1.08%       2.15%      1.24%      1.50%      1.29%
==================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Solutions Funds | Annual Report | 7/31/16

-------------------------------------------------------------------------------------------------------------
                                                                     Pioneer Solutions - Growth Fund
                                                           --------------------------------------------------
                                                           Year       Year      Year      Year      Year
                                                           Ended      Ended     Ended     Ended     Ended
                                                           7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                         $ 13.08    $ 12.82   $ 11.65   $ 10.18   $ 10.50
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.05    $  0.12   $  0.06   $  0.09   $  0.06
   Net realized and unrealized gain (loss) on investments    (0.57)      0.43      1.23      1.48     (0.27)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.52)   $  0.55   $  1.29   $  1.57   $ (0.21)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.09)   $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)
   Net realized gain                                         (0.84)        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (0.93)   $ (0.29)  $ (0.12)  $ (0.10)  $ (0.11)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.45)   $  0.26   $  1.17   $  1.47   $ (0.32)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 11.63    $ 13.08   $ 12.82   $ 11.65   $ 10.18
=============================================================================================================
Total return*                                                (3.89)%     4.36%    11.09%    15.58%    (1.91)%
Ratio of net expenses to average net assets+                  1.35%      1.38%     1.37%     1.40%     1.46%
Ratio of net investment income to average net assets+         0.47%      0.95%     0.46%     0.78%     0.59%
Portfolio turnover rate                                         10%        98%        8%        6%        7%
Net assets, end of year (in thousands)                     $76,055    $92,650   $63,333   $53,032   $45,570
Ratios with no waivers of
   fees and assumption of
   expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                       1.35%      1.38%     1.37%     1.40%     1.46%
   Net investment income to average net assets                0.47%      0.95%     0.46%     0.78%     0.59%
=============================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 67

-------------------------------------------------------------------------------------
                                                              Pioneer Solutions -
                                                                 Growth Fund
                                                           --------------------------
                                                           Year
                                                           Ended       7/1/15 to
                                                           7/31/16     7/31/15
-------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                         $ 13.84     $   13.78
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                $  0.02     $   (0.00)(b)
  Net realized and unrealized gain (loss) on investments     (0.51)         0.06
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.49)    $    0.06
-------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                    $ (0.21)    $      --
  Net realized gain                                          (0.84)           --
-------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.05)    $      --
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.54)    $    0.06
-------------------------------------------------------------------------------------
Net asset value, end of year                               $ 12.30     $   13.84
=====================================================================================
Total return*                                                (3.47)%        0.44%**
Ratio of net expenses to average net assets+                  0.90%         0.89%***
Ratio of net investment income to average net assets+         0.18%        (0.38)%***
Portfolio turnover rate                                         10%           98%
Net assets, end of year (in thousands)                     $    19     $      10
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Total expenses to average net assets                        1.22%         0.89%***
  Net investment income to average net assets                (0.14)%       (0.38)%***
=====================================================================================

(a)  Calculated using average shares outstanding for the year.

(b)  Amount rounds to greater than $(0.005) per share.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Solutions Funds | Annual Report | 7/31/16

-------------------------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions - Growth Fund
                                                           --------------------------------------------------
                                                           Year       Year      Year      Year      Year
                                                           Ended      Ended     Ended     Ended     Ended
                                                           7/31/16    7/31/15   7/31/14   7/31/13   7/31/12
-------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                         $ 14.11    $ 13.88   $ 12.56   $ 10.95   $ 11.45
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                               $  0.19    $  0.26   $  0.28   $  0.20   $  0.17
   Net realized and unrealized gain (loss) on investments    (0.62)      0.46      1.25      1.61     (0.44)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $ (0.43)   $  0.72   $  1.53   $  1.81   $ (0.27)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $ (0.21)   $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)
   Net realized gain                                         (0.84)        --        --        --        --
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                         $ (1.05)   $ (0.49)  $ (0.21)  $ (0.20)  $ (0.23)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $ (1.48)   $  0.23   $  1.32   $  1.61   $ (0.50)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                               $ 12.63    $ 14.11   $ 13.88   $ 12.56   $ 10.95
=============================================================================================================
Total return*                                                (2.96)%     5.30%    12.25%    16.70%    (2.28)%
Ratio of net expenses to average net assets+                  0.37%      0.47%     0.40%     0.44%     0.50%
Ratio of net investment income to average net assets+         1.53%      1.87%     2.10%     1.71%     1.60%
Portfolio turnover rate                                         10%        98%        8%        6%        7%
Net assets, end of year (in thousands)                     $ 1,186    $ 1,556   $ 1,031   $ 1,314   $ 2,012
Ratios with no waivers of
   fees and assumption of
   expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets                       0.37%      0.47%     0.40%     0.44%     0.50%
   Net investment income to average net assets                1.53%      1.87%     2.10%     1.71%     1.60%
=============================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 69

Notes to Financial Statements | 7/31/16

1. Organization and Significant Accounting Policies

Pioneer Asset Allocation Trust (the "Trust") is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate funds (each, a "Fund," and collectively, the "Funds"), each issuing four classes of shares as follows:

Pioneer Solutions - Conservative Fund ("Conservative Fund")

Pioneer Solutions - Growth Fund ("Growth Fund")

Pioneer Solutions - Balanced Fund (formerly Pioneer Ibbotson Moderate Allocation
Fund) ("Balanced Fund").

The investment objective of each of the Conservative Fund, the Growth Fund and the Balanced Fund is to seek long-term capital growth and current income.

Each Fund is a "fund of funds." Each Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). Each Fund may also invest directly in securities and use derivatives. Each Fund invests mainly in funds managed by Pioneer Investment Management, Inc. (PIM). Each Fund may also invest in unaffiliated mutual funds or exchange-traded funds (ETFs). The Funds indirectly pay a portion of the expenses incurred by underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the applicable underlying funds.

Each Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Class R shares for each fund commenced operations on July 1, 2015. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive

70 Pioneer Solutions Funds | Annual Report | 7/31/16 voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP) that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Each Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements:

A.  Security Valuation

    The net asset value of the Funds are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

    Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.

    Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

    Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 71

    Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

    Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter ("OTC") options and options on swaps ("swaptions") are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.

    Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of PIM, the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Funds may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of each Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of each Fund's securities may differ significantly from exchange prices and such differences could be material.

    At July 31, 2016, the Funds held no securities valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

72 Pioneer Solutions Funds | Annual Report | 7/31/16

B.  Investment Income and Transactions

    Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Foreign Currency Translation

    The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.  Forward Foreign Currency Contracts

    The Funds may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Funds' financial statements. The Funds record realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.  Federal Income Taxes

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 73

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At July 31, 2016, the Funds reclassified the following amounts to reflect permanent book/tax differences. These adjustments have no impact on the net assets or results of operations.

    --------------------------------------------------------------------------
                               Conservative Fund   Balanced Fund   Growth Fund
    --------------------------------------------------------------------------
    Undistributed net
      investment income        $ 196,420           $  585,257      $  781,303
    Accumulated net
      realized gain
      on investments            (196,107)            (585,257)       (781,303)
    Paid-in Capital                 (313)                  --              --

    At July 31, 2016, Conservative Fund was permitted to carry forward $1,095,813 of short-term capital losses and $9,088 of long-term capital losses without limitations.

    At July 31, 2016, Balance Fund was permitted to carry forward $3,254,588 of short-term capital losses without limitations.

    The tax character of distributions paid during the years ended July 31, 2016 and July 31, 2015 were as follows:

    -------------------------------------------------------------------------
                                                   2016            2015
    -------------------------------------------------------------------------
    Conservative Fund
    Distributions paid from:
    Ordinary income                                $ 1,550,713     $1,771,130
    Long-term capital gains                          6,622,753             --
    -------------------------------------------------------------------------
      Total                                        $ 8,173,466     $1,771,130
    =========================================================================
    Balanced Fund
    Distributions paid from:
    Ordinary income                                $ 4,100,023     $6,001,453
    Long-term capital gains                         14,493,043             --
    -------------------------------------------------------------------------
      Total                                        $18,593,066     $6,001,453
    =========================================================================
    Growth Fund
    Distributions paid from:
    Ordinary income                                $ 3,637,690     $9,424,958
    Long-term capital gains                         22,607,725             --
    -------------------------------------------------------------------------
      Total                                        $26,245,415     $9,424,958
    =========================================================================

74 Pioneer Solutions Funds | Annual Report | 7/31/16

    The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2016:

    ---------------------------------------------------------------------------
                                Conservative Fund   Balanced Fund   Growth Fund
    ---------------------------------------------------------------------------
    Undistributed ordinary
      income                    $   593,085         $ 1,350,820     $        --
    Undistributed long-term
      capital gains                      --                  --         889,982
    Capital loss carryforward    (1,104,901)         (3,254,588)             --
    Unrealized appreciation/
      depreciation                  307,069           4,180,830      12,468,679
    ---------------------------------------------------------------------------
      Total                     $  (204,747)        $ 2,277,062     $13,358,661
    ===========================================================================

    The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

F.  Fund Shares

    The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the year ended July 31, 2016:

    ---------------------------------------------------------------------------
    Fund                                                                Amount
    ---------------------------------------------------------------------------
    Conservative Fund                                                   $12,696
    Balanced Fund                                                        32,870
    Growth Fund                                                          71,319

G.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent, for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 75

H.  Risks

    Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

    Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Funds' principal risks. Please refer to that document when considering the Funds' principal risks.

I.  Futures Contracts

    The Funds may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Funds are traded on a futures exchange. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange.

    The amount of cash deposited with the broker as collateral at July 31, 2016, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

    ---------------------------------------------------------------------------------
                                           Conservative   Balanced         Growth
                                           Fund           Fund             Fund
    ---------------------------------------------------------------------------------
    Futures Collateral                     $384,438       $1,625,295       $2,348,776

    Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds, depending on the daily fluctuation in the value of the contracts, and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds realize a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the year ended July 31, 2016, was as follows:

    ------------------------------------------------------------------------------------
                                           Conservative   Balanced         Growth
                                           Fund           Fund             Fund
    ------------------------------------------------------------------------------------
                                           $(4,261,956)   $(11,110,862)    $(18,428,763)

76 Pioneer Solutions Funds | Annual Report | 7/31/16

    At July 31, 2016, open futures contracts were as follows:

    Pioneer Solutions - Conservative Fund

    ---------------------------------------------------------------------------------------------
                                        Number of                                  Unrealized
                                        Contracts     Settlement                   Appreciation
    Type                  Counterparty  Long/(Short)  Month        Value           (Depreciation)
    ---------------------------------------------------------------------------------------------
    Euro Stoxx 50         UBS AG        (18)          9/16         $   (600,299)   $  (47,990)
    Euro-Bund             UBS AG         (2)          9/16             (375,223)       (9,424)
    Euro-Schatz           UBS AG        (44)          9/16           (5,510,488)       (9,961)
    FTSE 100              UBS AG         (7)          9/16            (618,802)       (71,621)
    FTSE/JSE Top 40       UBS AG         (5)          9/16             (166,245)          538
    Japan 10 Year Bond    UBS AG         (1)          9/16           (1,495,859)       (4,901)
    MINI MSCI
       Emerging Markets   UBS AG        (23)          9/16           (1,013,725)      (97,060)
    MSCI Asia
       Pacific PC EX      UBS AG         (8)          9/16             (304,379)      (24,183)
    Nikkei 225 (SGX)      UBS AG         10           9/16              812,626        20,540
    Swiss Market Index    UBS AG          8           9/16              671,802        39,918
    U.S. 2 Year Note      UBS AG          7           9/16            1,533,000         8,203
    U.S. 10 Year Note     UBS AG        (16)          9/16           (2,128,750)      (54,500)
    U.S. Long Bond        UBS AG         27           9/16            4,709,813        96,718
    U.S. Ultra Bond       UBS AG         (1)          9/16             (190,531)      (15,711)
    H-Shares Index        UBS AG        (12)          12/16            (695,379)        2,373
    ---------------------------------------------------------------------------------------------
                                                                   $ (5,372,439)   $ (167,061)
    =============================================================================================

    Pioneer Solutions - Balanced Fund

    ---------------------------------------------------------------------------------------------
                                        Number of                                  Unrealized
                                        Contracts     Settlement                   Appreciation
    Type                  Counterparty  Long/(Short)  Month        Value           (Depreciation)
    ---------------------------------------------------------------------------------------------
    E-Mini S&P 500        UBS AG          25          9/16         $  2,710,250    $    144,908
    Euro Stoxx 50         UBS AG        (179)         9/16           (5,969,639)       (303,214)
    Euro-Bund             UBS AG          (6)         9/16           (1,125,670)        (28,272)
    Euro-Schatz           UBS AG        (130)         9/16          (16,280,986)        (29,431)
    FTSE 100              UBS AG         (21)         9/16           (1,856,404)       (214,864)
    FTSE/JSE Top 40       UBS AG         (14)         9/16             (465,486)          1,506
    Japan 10 Year Bond    UBS AG          (3)         9/16           (4,487,575)        (14,704)
    MINI MSCI
       Emerging Markets   UBS AG         (71)         9/16           (3,129,325)       (299,620)
    MSCI Asia
       Pacific PC EX      UBS AG         (23)         9/16             (875,090)        (69,524)
    Nikkei 225 (SGX)      UBS AG          17          9/16            1,381,463          74,572
    Swiss Market Index    UBS AG          23          9/16            1,931,430         114,764
    U.S. 2 Year Note      UBS AG          29          9/16            6,351,000          33,984
    U.S. 10 Year Note     UBS AG         (48)         9/16           (6,386,250)       (163,500)
    U.S. Long Bond        UBS AG          78          9/16           13,606,125         280,138
    U.S. Ultra Bond       UBS AG          (4)         9/16             (762,125)        (62,844)
    H-Shares Index        UBS AG         (35)         12/16          (2,028,188)          7,302
    ---------------------------------------------------------------------------------------------
                                                                   $(17,386,470)   $   (528,799)
    =============================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/16 77

Pioneer Solutions - Growth Fund

    ---------------------------------------------------------------------------------------------
                                        Number of                                  Unrealized
                                        Contracts     Settlement                   Appreciation
    Type                  Counterparty  Long/(Short)  Month        Value           (Depreciation)
    ---------------------------------------------------------------------------------------------
    E-Mini S&P 500        UBS AG          (8)         9/16         $   (867,280)   $        (480)
    Euro Stoxx 50         UBS AG        (187)         9/16           (6,236,439)        (498,566)
    Euro-Bund             UBS AG         (11)         9/16           (2,063,727)         (51,833)
    Euro-Schatz           UBS AG        (218)         9/16          (27,301,962)         (49,354)
    FTSE 100              UBS AG         (36)         9/16           (3,182,407)        (368,337)
    FTSE/JSE Top 40       UBS AG         (25)         9/16             (831,225)           2,688
    Japan 10 Year Bond    UBS AG          (5)         9/16           (7,479,292)         (24,506)
    MINI MSCI
      Emerging Markets    UBS AG        (118)         9/16           (5,200,850)        (497,960)
    MSCI Asia
      Pacific PC EX       UBS AG         (39)         9/16           (1,483,849)        (117,889)
    Nikkei 225 (SGX)      UBS AG         123          9/16            9,995,295          112,666
    Swiss Market Index    UBS AG          39          9/16            3,275,034          194,600
    U.S. 2 Year Note      UBS AG          43          9/16            9,417,000           50,391
    U.S. 10 Year Note     UBS AG         (81)         9/16          (10,776,797)        (275,906)
    U.S. Long Bond        UBS AG          48          9/16            8,373,000          120,000
    U.S. Ultra Bond       UBS AG          (6)         9/16           (1,143,188)         (94,266)
    H-Shares Index        UBS AG         (59)         12/16          (3,418,945)          12,333
    ---------------------------------------------------------------------------------------------
                                                                   $(38,925,632)   $  (1,486,419)
    =============================================================================================

J.  Option Writing

    The Funds may write put and covered call options to seek to increase total return. When an option is written, the Funds receive a premium and become obligated to purchase or sell the underlying security at a fixed price upon the exercise of the option. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

    Written call and put option contracts outstanding at year end are listed at the end of each Fund's Schedule of Investments. The average value of written option contracts open during the year ended July 31, 2016 was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $(16,014)        $(70,859)    $(404,430)

78 Pioneer Solutions Funds | Annual Report | 7/31/16

    Transactions in written options for the year ended July 31, 2016 are summarized as follows:

    Pioneer Solutions - Conservative Fund

    -------------------------------------------------------------------------------------------
                                                                     Number of       Premium
                                                                     Contracts       Received
    -------------------------------------------------------------------------------------------
    Options open at beginning of year                                   (19)         $ (93,203)
    Options opened                                                     (122)           (58,666)
    Options closed                                                      129            133,905
    -------------------------------------------------------------------------------------------
    Options open at end of year                                         (12)         $ (17,964)

    Pioneer Solutions - Balanced Fund

    -------------------------------------------------------------------------------------------
                                                                     Number of       Premium
                                                                     Contracts       Received
    -------------------------------------------------------------------------------------------
    Options open at beginning of year                                   (77)         $(321,168)
    Options opened                                                     (510)          (248,022)
    Options closed                                                      543            503,323
    -------------------------------------------------------------------------------------------
    Options open at end of year                                         (44)         $ (65,867)

    Pioneer Solutions - Growth Fund

    -------------------------------------------------------------------------------------------
                                                                     Number of       Premium
                                                                     Contracts       Received
    -------------------------------------------------------------------------------------------
    Options open at beginning of year                                  (318)         $ (741,855)
    Options opened                                                   (1,290)           (569,660)
    Options closed                                                    1,374           1,006,334
    Options expired                                                     187             109,289
    -------------------------------------------------------------------------------------------
    Options open at end of year                                         (47)         $ (195,892)

K.  Purchased Options

    The Funds may purchase put and call options to seek increased total return. Purchased call and put options entitle the Funds to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized gains or losses are recorded in the Funds' financial statements. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 79

    Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.

    Purchased option contracts outstanding at period end are listed at the end of each Fund's Schedule of Investments. The average value of purchased options open during the year ended July 31, 2016 was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $52,535          $228,657     $850,029

L.  Credit Default Swap Agreements

    A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event on an underlying reference obligation, which may be a single security or a basket or index of securities. The Funds may sell or buy credit default swap contracts to seek to increase the Funds' income, or to attempt to hedge the risk of default on Fund securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Funds would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Funds. In return, the Funds would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Funds would keep the stream of payments and would have no payment obligation. The Funds may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Funds would function as the counterparty referenced above.

    When the Funds enter into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Funds, as the protection buyer, is recorded as an asset in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations.

    Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statements of Operations.

80 Pioneer Solutions Funds | Annual Report | 7/31/16

    Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Funds are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Funds are required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statements of Assets and Liabilities.

    Credit default swap contracts involving the sale of protection may involve greater risks than if the Funds had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If a Fund is a protection buyer and no credit event occurs, it will lose its investment. If a Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by that Fund, together with the periodic payments received, may be less than the amount that Fund pays to the protection buyer, resulting in a loss to that Fund.

    There were no open credit default swap contracts at July 31, 2016. The average value of credit default swap contracts open during the year ended July 31, 2016 was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $12,435          $37,349      $63,841

M.  Inflation Rate Swap Contracts

    The Funds may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

    Inflation rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

                            Pioneer Solutions Funds | Annual Report | 7/31/16 81

    Open inflation rate swap contracts at period end are listed at the end of each Fund's Schedule of Investments. The average value of inflation rate swap contracts open during the year ended July 31, 2016 was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $(61,521)        $(189,688)   $(315,293)

    The amount of cash deposited with the broker as collateral at July 31, 2016, and is included in "Restricted Cash" in the Statement of Assets and Liabilities, was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $75,000          $405,000     $800,000

N.  Interest Rate Swap Contracts

    The Funds may enter into interest rate swaps to attempt to hedge against interest rate fluctuations or to enhance their income. Pursuant to the interest rate swap agreement, the Funds negotiate with a counterparty to exchange a periodic stream of payments based on a benchmark interest rate. One cash flow stream will typically be a floating rate payment based upon the specified floating benchmark interest rate while the other is typically a fixed interest rate. Payment flows are usually netted against each other, with the difference being paid by one party to the other on a monthly basis.

    Periodic payments received or paid by the Funds are recorded as realized gains or losses in the Statements of Operations. Interest rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Interest rate swap contracts are subject to counterparty risk and movements in interest rates.

    Open interest rate swap contracts at period end are listed at the end of each Fund's Schedule of Investments. The average value of interest rate swap contracts open during the year ended July 31, 2016 was as follows:

    -----------------------------------------------------------------------------------------
                                                    Conservative     Balanced     Growth
                                                    Fund             Fund         Fund
    -----------------------------------------------------------------------------------------
                                                    $(727)           $(2,384)     $(4,086)

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees for each Fund are calculated daily at an annual rate equal to 0.13% of each Fund's average daily net assets up to $2.5 billion; 0.11% of each Fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of each Fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of each Fund's average daily net assets over $5.5 billion.

82 Pioneer Solutions Funds | Annual Report | 7/31/16

For the year ended July 31, 2016, the effective management fee for each Fund was equivalent to 0.13% of each Fund's average daily net assets. Fees waived and expenses reimbursed during the year ended July 31, 2016 are reflected in the Statements of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at July 31, 2016:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 8,089
Balanced Fund                                                             23,257
Growth Fund                                                               38,318

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2017. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

------------------------------------------------------------------------------------
Fund                       Class A         Class C          Class R         Class Y
------------------------------------------------------------------------------------
Conservative Fund          0.70%           1.45%            0.90%           0.65%
Balanced Fund              0.70%           1.45%            0.90%             --
Growth Fund                0.70%           1.45%            0.90%             --

3.  Transfer Agent

Effective November 2, 2015, Boston Financial Data Services, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc., a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings and outgoing phone calls. For the year ended July 31, 2016, such out-of-pocket expenses by class of shares were as follows:

                            Pioneer Solutions Funds | Annual Report | 7/31/16 83

-------------------------------------------------------------------------------------
                                               Conservative     Balanced     Growth
Shareholder Communications                     Fund             Fund         Fund
-------------------------------------------------------------------------------------
Class A                                        $29,671          $ 85,535     $198,823
Class C                                         10,400            29,777       53,493
Class R                                             22                61           28
Class Y                                            270             1,176        1,497
-------------------------------------------------------------------------------------
  Total                                        $40,363          $116,549     $253,841
=====================================================================================

4.  Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at July 31, 2016:

--------------------------------------------------------------------------------
                                                                         Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 25,392
Balanced Fund                                                              78,953
Growth Fund                                                               118,093

The Funds also have adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Funds a distribution fee of up to 0.50% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

84 Pioneer Solutions Funds | Annual Report | 7/31/16

For the year ended July 31, 2016, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $1,852
Balanced Fund                                                            $4,566
Growth Fund                                                              $8,286

5. Forward Foreign Currency Contracts

During the year ended July 31, 2016, the Funds had entered into various forward foreign currency contracts that obligate the Funds to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Funds may close out such contract by entering into an offsetting contract.

The average value of contracts open during the year ended July 31, 2016, were as follows:

--------------------------------------------------------------------------------
                                    Conservative     Balanced     Growth
                                    Fund             Fund         Fund
--------------------------------------------------------------------------------
                                    $(1,578,060)     $(5,033,357)   $(8,543,744)

                            Pioneer Solutions Funds | Annual Report | 7/31/16 85

Open forward foreign currency contracts at July 31, 2016, were as follows:

Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Appreciation
----------------------------------------------------------------------------------------------------------------
CAD                    20,440    EUR (Euro)                14,033     Goldman Sachs    10/20/16     $      255
  (Canadian                                                           International
  Dollar)
GBP                   240,000    USD                      319,159     Goldman Sachs    10/20/16            940
  (British                                                            International
  Pound
  Sterling)
HUF                28,284,454    EUR (Euro)                90,000     Goldman Sachs    10/20/16          1,637
  (Hungarian                                                          International
  Forint)
HUF               335,070,652    PLN                    4,750,000     Goldman Sachs    10/20/16         27,823
  (Hungarian                       (Polish Zloty)                     International
  Forint)
ILS (Israeli          386,771    EUR (Euro)                90,000     Goldman Sachs    10/20/16          1,637
  New Shekel)                                                         International
MXN                 2,284,773    CAD                      160,000     Goldman Sachs    10/20/16          2,650
  (Mexican                         (Canadian                          International
  Dollar)                          Dollar)
NZD (New              790,852    AUD                      755,000     Goldman Sachs    10/20/16          7,669
  Zealand                          (Australian                        International
  Dollar)                          Dollar)
PLN                   400,966    EUR (Euro)                90,000     Goldman Sachs    10/20/16          1,637
  (Polish Zloty)                                                      International
USD                 1,369,808    EUR (Euro)             1,238,593     Goldman Sachs    10/20/16         19,694
                                                                      International
USD                   125,000    IDR                1,665,000,000     Goldman Sachs    10/20/16            564
                                   (Indonesian                        International
                                   Rupiah)
USD                   125,000    INR                    8,476,384     Goldman Sachs    10/20/16            329
                                   (Indian                            International
                                   Rupee)
USD                 1,090,000    INR                   73,872,570     Morgan Stanley   10/20/16          2,259
                                   (Indian                            & Co.
                                   Rupee)
USD                   125,000    ZAR (South             1,817,828     Goldman Sachs    10/20/16          3,954
                                  African Rand)                       International
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $   71,048
================================================================================================================

86 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Depreciation
----------------------------------------------------------------------------------------------------------------
AUD                   675,000    USD                  506,829         Goldman Sachs    10/20/16     $    (5,022)
  (Australian                                                         International
  Dollar)
CAD                    20,440    EUR (Euro)            14,033         Goldman Sachs    10/20/16            (187)
  (Canadian                                                           International
  Dollar)
CAD                   592,500    MXN                8,396,168         Goldman Sachs    10/20/16         (10,716)
  (Canadian                        (Mexican                           International
  Dollar)                          Dollar)
CAD                   839,804    USD                  639,840         Goldman Sachs    10/20/16          (4,195)
  (Canadian                                                           International
  Dollar)
EUR (Euro)          1,147,089    USD                1,273,046         Goldman Sachs    10/20/16         (13,804)
                                                                      International
HUF                28,284,454    EUR (Euro)            90,000         Goldman Sachs    10/20/16          (2,372)
   (Hungarian                                                         International
   Forint)
HUF               335,070,652    PLN                4,750,000         Goldman Sachs    10/20/16         (15,808)
   (Hungarian                      (Polish Zloty)                     International
   Forint)
HUF                28,274,635    USD                   99,900         Goldman Sachs    10/20/16          (1,766)
   (Hungarian                                                         International
   Forint)
ILS (Israeli          386,771    EUR (Euro)            90,000         Goldman Sachs    10/20/16          (2,270)
   New Shekel)                                                        International
ILS (Israeli          378,500    USD                   97,799         Goldman Sachs    10/20/16          (1,627)
   New Shekel)                                                        International
JPY               126,575,607    USD                1,239,494         Goldman Sachs    10/20/16          (5,075)
   (Japanese                                                          International
   Yen)
KRW (South         93,695,000    EUR (Euro)            70,000         Barclays Bank    8/19/16           (5,872)
   Korean Won)
KRW (South         99,476,211    USD                   85,000         Goldman Sachs    8/19/16           (4,377)
   Korean Won)                                                        International
MXN                 2,284,773    CAD                  160,000         Goldman Sachs    10/20/16            (679)
(Mexican                           (Canadian                          International
   Dollar)                         Dollar)
NZD (New              790,852    AUD                  755,000         Goldman Sachs    10/20/16          (4,436)
   Zealand                         (Australian                        International
   Dollar)                         Dollar)
PLN                   400,966    EUR (Euro)            90,000         Goldman Sachs    10/20/16          (3,387)
   (Polish Zloty)                                                     International
PLN                   377,295    USD                   94,033         Goldman Sachs    10/20/16          (2,619)
   (Polish Zloty)                                                     International
SGD                 1,920,324    USD                1,421,970         Goldman Sachs    10/20/16         (10,066)
   (Singapore                                                         International
   Dollar)
TRY                   387,313    USD                  125,000         Goldman Sachs    10/20/16          (2,149)
   (Turkish Lira)                                                     International
USD                   125,000    BRL                  415,250         Goldman Sachs    10/20/16            (211)
                                   (Brazilian                         International
                                   Real)

                            Pioneer Solutions Funds | Annual Report | 7/31/16 87

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Depreciation
----------------------------------------------------------------------------------------------------------------
USD               125,000        RUB                8,072,500         Barclays Bank    10/20/16     $    (5,101)
                                   (Russian
                                   Ruble)
USD               125,000        TRY                  369,050         Goldman Sachs    10/20/16          (3,847)
                                   (Turkish Lira)                     International
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $  (105,586)
================================================================================================================

Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Appreciation
----------------------------------------------------------------------------------------------------------------
GBP                   700,000    USD                      930,881     Goldman Sachs    10/20/16     $    2,742
  (British                                                            International
  Pound
  Sterling)
HUF                87,996,079    EUR (Euro)               280,000     Goldman Sachs    10/20/16          5,093
  (Hungarian                                                          International
  Forint)
HUF               997,452,426    PLN                   14,140,000     Goldman Sachs    10/20/16         82,825
  (Hungarian                       (Polish Zloty)                     International
  Forint)
ILS (Israeli        1,203,288    EUR (Euro)               280,000     Goldman Sachs    10/20/16          5,093
  New Shekel)                                                         International
MXN                 6,782,920    CAD                      475,000     Goldman Sachs    10/20/16          7,868
  (Mexican                         (Canadian                          International
  Dollar)                          Dollar)
NZD (New            2,288,603    AUD                    2,185,000     Goldman Sachs    10/20/16         22,109
  Zealand                          (Australian                        International
  Dollar)                          Dollar)
PLN                 1,247,449    EUR (Euro)               280,000     Goldman Sachs    10/20/16          5,093
  (Polish Zloty)                                                      International
USD                   370,000    IDR                4,928,400,000     Goldman Sachs    10/20/16          1,668
                                   (Indonesian                        International
                                   Rupiah)
USD                   370,000    INR                   25,090,096     Goldman Sachs    10/20/16           975
                                   (Indian                            International
                                   Rupee)
USD                 3,150,000    INR                  213,484,950     Morgan Stanley   10/20/16          6,527
                                   (Indian                            & Co.
                                   Rupee)
USD                   370,000    ZAR (South             5,380,770     Goldman Sachs    10/20/16         11,703
                                   African Rand)                      International
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $  151,696
================================================================================================================

88 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Depreciation
----------------------------------------------------------------------------------------------------------------
AUD                 2,035,000    USD                 1,527,995        Goldman Sachs    10/20/16     $   (15,140)
  (Australian                                                         International
  Dollar)
CAD                 1,710,000    MXN                24,231,980        Goldman Sachs    10/20/16         (30,928)
  (Canadian                        (Mexican                           International
  Dollar)                          Dollar)
CAD                 2,473,647    USD                 1,884,653        Goldman Sachs    10/20/16         (12,356)
  (Canadian                                                           International
  Dollar)
EUR (Euro)          3,359,978    USD                 3,728,923        Goldman Sachs    10/20/16         (40,434)
                                                                      International
HUF                87,996,079    EUR (Euro)            280,000        Goldman Sachs    10/20/16          (7,381)
   (Hungarian                                                         International
   Forint)
HUF               997,452,427    PLN                14,140,000        Goldman Sachs    10/20/16         (47,059)
   (Hungarian                      (Polish Zloty)                     International
   Forint)
HUF                84,823,905    USD                   299,699        Goldman Sachs    10/20/16          (5,298)
   (Hungarian                                                         International
   Forint)
ILS (Israeli        1,203,288    EUR (Euro)            280,000        Goldman Sachs    10/20/16          (7,062)
   New Shekel)                                                        International
ILS (Israeli        1,135,500    USD                   293,396        Goldman Sachs    10/20/16          (4,881)
   New Shekel)                                                        International
JPY               377,541,058    USD                 3,697,077        Goldman Sachs    10/20/16         (15,137)
   (Japanese                                                          International
   Yen)
KRW (South        294,470,000    EUR (Euro)            220,000        Barclays Bank    8/19/16          (18,454)
   Korean Won)
KRW (South        292,577,093    USD                   250,000        Goldman Sachs    8/19/16          (12,874)
   Korean Won)                                                        International
MXN                 6,782,920    CAD                   475,000        Goldman Sachs    10/20/16          (2,015)
   (Mexican                        (Canadian                          International
   Dollar)                         Dollar)
NZD (New            2,288,603    AUD                 2,185,000        Goldman Sachs    10/20/16         (12,642)
   Zealand                         (Australian                        International
   Dollar)                         Dollar)
PLN                 1,247,449    EUR (Euro)            280,000        Goldman Sachs    10/20/16         (10,537)
   (Polish Zloty)                                                     International
PLN                 1,131,885    USD                   282,099        Goldman Sachs    10/20/16          (7,856)
   (Polish Zloty)                                                     International
SGD                 5,786,482    USD                 4,284,802        Goldman Sachs    10/20/16         (30,332)
   (Singapore                                                         International
   Dollar)
TRY                 1,146,446    USD                   370,000        Goldman Sachs    10/20/16          (6,360)
   (Turkish Lira)                                                     International
USD                   370,000    BRL                 1,229,140        Goldman Sachs    10/20/16            (624)
                                   (Brazilian                         International
                                   Real)
USD                   370,000    RUB                23,894,600        Barclays Bank    10/20/16         (15,100)
                                   (Russian
                                   Ruble)
USD                   370,000    TRY                 1,092,387        Goldman Sachs    10/20/16         (11,387)
                                   (Turkish Lira)                     International
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $  (313,857)
================================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/16 89

Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Appreciation
----------------------------------------------------------------------------------------------------------------
 CAD                    102,029  EUR (Euro)                70,048     Goldman Sachs    10/20/16     $     1,274
   (Canadian                                                          International
   Dollar)
 GBP                  1,200,000  USD                    1,595,797     Goldman Sachs    10/20/16           4,700
   (British                                                           International
   Pound
   Sterling)
 HUF                144,564,986  EUR (Euro)               460,000     Goldman Sachs    10/20/16           8,367
   (Hungarian                                                         International
   Forint)
 HUF              1,711,329,269  PLN                   24,260,000     Goldman Sachs    10/20/16         142,103
   (Hungarian                      (Polish Zloty)                     International
   Forint)
 ILS (Israeli         1,976,831  EUR (Euro)               460,000     Goldman Sachs    10/20/16           8,367
   New Shekel)                                                        International
 MXN                 11,566,664  CAD                      810,000     Goldman Sachs    10/20/16          13,417
   (Mexican                        (Canadian                          International
   Dollar)                         Dollar)
 NZD (New             3,943,486  AUD                    3,765,000     Goldman Sachs    10/20/16          38,087
   Zealand                         (Australian                        International
   Dollar)                         Dollar)
 PLN                  2,049,380  EUR (Euro)               460,000     Goldman Sachs    10/20/16           8,367
   (Polish Zloty)                                                     International
 USD                    635,000  IDR                8,458,200,000     Goldman Sachs    10/20/16           2,862
                                   (Indonesian                        International
                                   Rupiah)
 USD                    635,000  INR                   43,060,029     Goldman Sachs    10/20/16           1,673
                                   (Indian                            International
                                   Rupee)
 USD                  5,400,000  INR                  365,974,200     Morgan Stanley   10/20/16          11,189
                                   (Indian                            & Co.
                                   Rupee)
 USD                    635,000  ZAR (South             9,234,564     Goldman Sachs    10/20/16          20,085
                                   African Rand)                      International
----------------------------------------------------------------------------------------------------------------
 Total                                                                                              $   260,491
================================================================================================================

90 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Depreciation
----------------------------------------------------------------------------------------------------------------
AUD                   3,435,000  USD                 2,579,196        Goldman Sachs    10/20/16     $  (25,555)
  (Australian                                                         International
  Dollar)
CAD                     102,029  EUR (Euro)             70,048        Goldman Sachs    10/20/16           (936)
  (Canadian                                                           International
  Dollar)
CAD                   2,800,000  MXN                39,678,097        Goldman Sachs    10/20/16        (50,643)
  (Canadian                        (Mexican                           International
  Dollar)                          Dollar)
CAD                   4,248,760  USD                 3,237,096        Goldman Sachs    10/20/16        (21,223)
  (Canadian                                                           International
  Dollar)
EUR (Euro)            5,798,672  USD                 6,435,400        Goldman Sachs    10/20/16        (69,780)
                                                                      International
HUF                 144,564,987  EUR (Euro)            460,000        Goldman Sachs    10/20/16        (12,125)
   (Hungarian                                                         International
   Forint)
HUF               1,711,329,268  PLN                24,260,000        Goldman Sachs    10/20/16        (80,739)
   (Hungarian                      (Polish Zloty)                     International
   Forint)
HUF                 141,373,175  USD                   499,498        Goldman Sachs    10/20/16         (8,830)
   (Hungarian                                                         International
   Forint)
ILS (Israeli          1,976,831  EUR (Euro)            460,000        Goldman Sachs    10/20/16        (11,602)
   New Shekel)                                                        International
ILS (Israeli          1,892,500  USD                   488,993        Goldman Sachs    10/20/16         (8,136)
   New Shekel)                                                        International
JPY                 643,806,857  USD                 6,304,489        Goldman Sachs    10/20/16        (25,813)
   (Japanese                                                          International
   Yen)
KRW (South          481,860,000  EUR (Euro)            360,000        Barclays Bank    8/19/16         (30,197)
   Korean Won)
KRW (South          503,232,599  USD                   430,000        Goldman Sachs    8/19/16         (22,143)
   Korean Won)                                                        International
MXN                  11,566,664  CAD                   810,000        Goldman Sachs    10/20/16         (3,436)
   (Mexican                        (Canadian                          International
   Dollar)                         Dollar)
NZD (New              3,943,486  AUD                 3,765,000        Goldman Sachs    10/20/16        (21,749)
   Zealand                         (Australian                        International
   Dollar)                         Dollar)
PLN                   2,049,380  EUR (Euro)            460,000        Goldman Sachs    10/20/16        (17,311)
   (Polish Zloty)                                                     International
PLN                   1,886,475  USD                   470,165         Goldman Sachs    10/20/16       (13,094)
   (Polish Zloty)                                                     International
SGD                   9,768,761  USD                 7,233,619        Goldman Sachs    10/20/16        (51,206)
   (Singapore                                                         International
   Dollar)
TRY                   1,967,549  USD                   635,000        Goldman Sachs    10/20/16        (10,915)
   (Turkish Lira)                                                     International
USD                     635,000  BRL                 2,109,470        Goldman Sachs    10/20/16         (1,071)
                                   (Brazilian                         International
                                   Real)

                            Pioneer Solutions Funds | Annual Report | 7/31/16 91

----------------------------------------------------------------------------------------------------------------
                                                    In
Currency                         Currency           Exchange                           Settlement   Unrealized
Sold              Deliver        Purchased          for               Counterparty     Date         Depreciation
----------------------------------------------------------------------------------------------------------------
USD               635,000        RUB                41,008,300        Barclays Bank    10/20/16     $   (25,915)
                                   (Russian
                                   Ruble)
USD               635,000        TRY                 1,874,773        Goldman Sachs    10/20/16         (19,542)
                                   (Turkish Lira)                     International
----------------------------------------------------------------------------------------------------------------
Total                                                                                               $  (531,961)
================================================================================================================

6. Assets and Liabilities Offsetting

The Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all their derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs the trading of certain OTC derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Funds' credit risk to their counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, the Funds' right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collaterals pledged for the benefit of the Funds and/or counterparty are held in segregated accounts by the Funds' custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Funds' collateral obligations, if any, will be reported separately in the Statements of Assets and Liabilities as "Restricted Cash." Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

92 Pioneer Solutions Funds | Annual Report | 7/31/16

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statements of Assets and Liabilities. The following charts show gross assets and liabilities of the Funds as of July 31, 2016.

Pioneer Solutions - Conservative Fund

--------------------------------------------------------------------------------------------
                 Derivative
                 Assets
                 Subject to       Derivatives     Non-Cash     Cash           Net Amount
                 Master Netting   Available       Collateral   Collateral     of Derivative
Counterparty     Agreement        for Offset      Received (a) Received (a)   Assets (b)
--------------------------------------------------------------------------------------------
Deutsche Bank    $ 11,517         $       --      $      --    $        --    $  11,517
Goldman Sachs
 International    157,527           (157,527)            --             --           --
Morgan Stanley
 & Co.              2,259                 --             --             --        2,259
--------------------------------------------------------------------------------------------
 Total           $171,303         $(157,527)      $      --    $        --    $  13,776
============================================================================================

--------------------------------------------------------------------------------------------
                 Derivative
                 Liabilities
                 Subject to       Derivatives     Non-Cash      Cash          Net Amount
                 Master Netting   Available       Collateral    Collateral    of Derivative
Counterparty     Agreement        for Offset      Pledged (a)   Pledged (a)   Liabilities (c)
--------------------------------------------------------------------------------------------
Barclays Bank    $ 10,973         $       --      $       --    $        --   $  10,973
Goldman Sachs
 International    315,288           (157,527)             --             --      157,761
--------------------------------------------------------------------------------------------
 Total           $326,261         $ (157,527)     $       --    $        --   $  168,734
============================================================================================

Pioneer Solutions - Balanced Fund

--------------------------------------------------------------------------------------------
                 Derivative
                 Assets
                 Subject to       Derivatives     Non-Cash     Cash           Net Amount
                 Master Netting   Available       Collateral   Collateral     of Derivative
Counterparty     Agreement        for Offset      Received (a) Received (a)   Assets (b)
--------------------------------------------------------------------------------------------
Deutsche Bank    $ 34,591         $      --       $      --    $        --    $  34,591
Goldman Sachs
 International    418,779          (418,779)             --             --           --
Morgan Stanley
 & Co.              6,527                --              --             --        6,527
--------------------------------------------------------------------------------------------
 Total           $459,897         $(418,779)      $      --    $        --    $  41,118
============================================================================================

--------------------------------------------------------------------------------------------
                 Derivative
                 Liabilities
                 Subject to       Derivatives     Non-Cash      Cash          Net Amount
                 Master Netting   Available       Collateral    Collateral    of Derivative
Counterparty     Agreement        for Offset      Pledged (a)   Pledged (a)   Liabilities (c)
--------------------------------------------------------------------------------------------
Barclays Bank    $ 33,554         $         --    $      --     $        --   $  33,554
Goldman Sachs
 International    960,718          (418,779)             --              --     541,939
--------------------------------------------------------------------------------------------
 Total           $994,272         $(418,779)      $      --     $        --   $ 575,493
============================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/16 93

Pioneer Solutions - Growth Fund

--------------------------------------------------------------------------------------------
                  Derivative
                  Assets
                  Subject to       Derivatives    Non-Cash      Cash          Net Amount
                  Master Netting   Available      Collateral    Collateral    of Derivative
Counterparty      Agreement        for Offset     Received (a)  Received (a)  Assets (b)
--------------------------------------------------------------------------------------------
Deutsche Bank     $  63,444        $       --     $      --     $        --   $   63,444
Goldman Sachs
 International      704,087          (704,087)           --              --           --
Morgan Stanley
 & Co.               11,189                --            --              --       11,189
--------------------------------------------------------------------------------------------
 Total            $ 778,720        $ (704,087)    $      --     $        --   $   74,633
============================================================================================

--------------------------------------------------------------------------------------------
                  Derivative
                  Liabilities
                  Subject to       Derivatives    Non-Cash       Cash         Net Amount
                  Master Netting   Available      Collateral     Collateral   of Derivative
Counterparty      Agreement        for Offset     Pledged (a)    Pledged (a)  Liabilities (c)
--------------------------------------------------------------------------------------------
Barclays Bank     $   56,112       $       --     $       --     $        --  $   56,112
Goldman Sachs
 International     1,606,810         (704,087)            --              --     902,723
--------------------------------------------------------------------------------------------
 Total            $1,662,922       $ (704,087)    $       --     $        --  $  958,835
============================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

The Funds' use of derivatives subjects them to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

94 Pioneer Solutions Funds | Annual Report | 7/31/16

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

Pioneer Solutions - Conservative Fund

Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------------
                                                             Foreign
                               Interest        Credit        Exchange       Equity          Commodity
                               Rate Risk       Risk          Risk           Risk            Risk
-----------------------------------------------------------------------------------------------------
Assets:
 Net unrealized appreciation
  on futures contracts         $   10,424      $     --      $      --      $       --      $    --
 Unrealized appreciation
  on inflation swaps               88,738            --             --              --           --
 Unrealized appreciation
  on centrally cleared
  interest rate swaps              12,317            --             --              --           --
 Unrealized appreciation
  on interest rate swaps           11,517            --             --              --           --
 Unrealized appreciation
  on forward foreign
  currency contracts                   --            --         71,048              --           --
-----------------------------------------------------------------------------------------------------
 Total Value                   $  122,996      $     --      $  71,048      $       --      $    --
=====================================================================================================
Liabilities:
 Net unrealized depreciation
  on futures contracts         $       --      $     --      $       --     $ (177,485)     $    --
 Unrealized depreciation
  on inflation swaps             (220,675)           --              --             --           --
 Unrealized depreciation
  on centrally cleared
  interest rate swaps             (13,101)           --              --             --           --
 Written options                       --            --              --           (420)          --
 Unrealized depreciation
  on forward foreign
  currency contracts                   --            --        (105,586)            --           --
-----------------------------------------------------------------------------------------------------
 Total Value                   $ (233,776)     $     --      $ (105,586)    $ (177,905)     $    --
=====================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/16 95

Pioneer Solutions - Balanced Fund

Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------------
                                                             Foreign
                               Interest        Credit        Exchange       Equity          Commodity
                               Rate Risk       Risk          Risk           Risk            Risk
-----------------------------------------------------------------------------------------------------
Assets:
 Net unrealized appreciation
  on futures contracts         $   15,371      $     --      $       --     $       --      $     --
 Unrealized appreciation
  on inflation swaps              273,610            --              --             --            --
 Unrealized appreciation
  on centrally cleared
  interest rate swaps              36,692            --              --             --            --
 Unrealized appreciation
  on interest rate swaps           34,591            --              --             --            --
 Unrealized appreciation
  on forward foreign
  currency contracts                   --            --         151,696             --            --
-----------------------------------------------------------------------------------------------------
 Total Value                   $  360,264      $     --      $  151,696     $       --      $     --
=====================================================================================================
Liabilities:
 Net unrealized depreciation
  on futures contracts         $       --      $     --      $       --     $ (544,170)     $     --
 Unrealized depreciation
  on inflation swaps             (680,415)           --              --             --            --
 Unrealized depreciation
  on centrally cleared
  interest rate swaps             (39,628)           --              --             --            --
 Written options                       --            --              --         (1,540)           --
 Unrealized depreciation
  on forward foreign
  currency contracts                   --            --        (313,857)            --            --
-----------------------------------------------------------------------------------------------------
 Total Value                   $ (720,043)     $     --      $ (313,857)    $ (545,710)     $     --
=====================================================================================================

96 Pioneer Solutions Funds | Annual Report | 7/31/16

Pioneer Solutions - Growth Fund

Statement of Assets and Liabilities

-----------------------------------------------------------------------------------------------------
                                                             Foreign
                               Interest        Credit        Exchange       Equity          Commodity
                               Rate Risk       Risk          Risk           Risk            Risk
-----------------------------------------------------------------------------------------------------
Assets:
 Unrealized appreciation
  on inflation swaps           $    454,785    $        --   $      --      $        --     $     --
 Unrealized appreciation
  on centrally cleared
  interest rate swaps                61,356             --          --               --           --
 Unrealized appreciation
  on interest rate swaps             63,444             --          --               --           --
 Unrealized appreciation
  on forward foreign
  currency contracts                     --             --     260,491               --           --
-----------------------------------------------------------------------------------------------------
 Total Value                   $    579,585    $        --   $ 260,491      $        --     $     --
=====================================================================================================
Liabilities:
 Net unrealized depreciation
   on futures contracts        $   (325,474)   $        --   $      --      $(1,160,945)    $     --
 Unrealized depreciation
   on inflation swaps            (1,130,961)            --          --               --           --
 Unrealized depreciation
   on centrally cleared
   interest rate swaps              (65,260)            --          --               --           --
 Written options                         --             --          --          (78,255)          --
 Unrealized depreciation
   on forward foreign                    --             --    (531,961)              --           --
   currency contracts
-----------------------------------------------------------------------------------------------------
 Total Value                   $ (1,521,695)   $        --   $(531,961)     $(1,239,200)    $     --
=====================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/16 97

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at July 31, 2016 was as follows:

Pioneer Solutions - Conservative Fund

Statement of Operations

-----------------------------------------------------------------------------------------------------
                                                             Foreign
                               Interest        Credit        Exchange       Equity          Commodity
                               Rate Risk       Risk          Risk           Risk            Risk
-----------------------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts             $ (50,153)      $      --     $      --      $(307,904)      $     --
 Swap contracts                   45,508         (11,747)           --             --             --
 Written options                      --              --            --         58,002             --
 Forward foreign
  currency contracts*                 --              --       125,775             --             --
-----------------------------------------------------------------------------------------------------
 Total Value                   $  (4,645)      $ (11,747)    $ 125,775      $(249,902)      $     --
=====================================================================================================
Change in net
 unrealized appreciation
 (depreciation) on:
 Futures contracts             $  10,424       $      --     $      --      $(184,239)      $     --
 Swap contracts                 (108,136)             --            --             --             --
 Written options                      --              --            --        (40,039)            --
 Forward foreign
  currency contracts*                 --              --      (142,501)            --             --
-----------------------------------------------------------------------------------------------------
 Total Value                   $ (97,712)      $      --     $(142,501)     $(224,278)      $     --
=====================================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

Pioneer Solutions - Balanced Fund

Statement of Operations

-----------------------------------------------------------------------------------------------------
                                                             Foreign
                               Interest        Credit        Exchange       Equity          Commodity
                               Rate Risk       Risk          Risk           Risk            Risk
-----------------------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts             $(150,705)      $      --     $      --      $(1,575,024)    $     --
 Swap contracts                  138,802         (35,222)           --               --           --
 Written options                      --              --            --          175,145           --
 Forward foreign
  currency contracts*                 --              --       388,387               --           --
-----------------------------------------------------------------------------------------------------
 Total Value                   $ (11,903)      $ (35,222)    $ 388,387      $(1,399,879)    $     --
=====================================================================================================
Change in net
unrealized appreciation
(depreciation) on:
 Futures contracts             $  15,371       $      --     $      --      $  (569,493)    $     --
 Swap contracts                 (335,524)             --            --               --           --
 Written options                      --              --            --         (115,566)          --
 Forward foreign
  currency contracts*                 --              --      (492,334)              --           --
-----------------------------------------------------------------------------------------------------
 Total Value                   $(320,153)      $       --    $(492,334)     $  (685,059)    $     --
=====================================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

98 Pioneer Solutions Funds | Annual Report | 7/31/16

Pioneer Solutions - Growth Fund

Statement of Operations

----------------------------------------------------------------------------------------------------
                                                          Foreign
                           Interest     Credit            Exchange      Equity         Commodity
                           Rate Risk    Risk              Risk          Risk           Risk
----------------------------------------------------------------------------------------------------
Net realized gain (loss):
 Futures contracts         $ (251,383)  $        --       $        --   $ (3,210,536)  $         --
 Swap contracts               224,210       (60,356)               --             --             --
 Written options                   --            --                --       (207,817)            --
 Forward foreign
  currency contracts*              --            --           718,208             --             --
----------------------------------------------------------------------------------------------------
 Total Value               $  (27,173)  $   (60,356)      $   718,208   $ (3,418,353)  $         --
====================================================================================================
Change in net
 unrealized appreciation
 (depreciation) on:
 Futures contracts         $ (325,474)  $        --       $        --   $ (1,198,222)  $         --
 Swap contracts              (551,290)           --                --             --             --
 Written options                   --            --                --       (166,654)            --
 Forward foreign
  currency contracts*              --            --          (678,009)            --             --
----------------------------------------------------------------------------------------------------
 Total Value               $ (876,764)  $        --       $  (678,009)  $ (1,364,876)  $         --
====================================================================================================

* Included in the amount shown on the Statement of Operations as forward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

8.   Transactions in Underlying Funds

An affiliated fund may be considered one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated funds:

Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------------------
                                                   Beginning   Acquisitions  Dispositions  Ending
Underlying Funds (Affiliated)                      Shares      Shares        Shares        Shares
----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                          1,560,222   276,849       (147,304)     1,689,767
Pioneer Dynamic Credit Fund Class Y                  294,843        --         (5,661)       289,182
Pioneer Equity Income Fund Class K                    82,949        --         (5,925)        77,024
Pioneer Floating Rate Fund Class K                   102,850        --             --        102,850
Pioneer Fundamental Growth Fund
    Class K                                           73,616        --         (8,783)        64,833
Pioneer Global Equity Fund Class K                   216,867        --        (51,485)       165,382
Pioneer Global High Yield Fund Class Y               231,466        --       (207,507)        23,959
Pioneer Global Multisector Income Fund
    Class Y                                          132,059        --        (23,463)       108,596
Pioneer High Yield Fund Class Y                      212,438        --       (176,043)        36,395
Pioneer International Equity Fund Class Y 161,225         --   (61,195)       100,030
Pioneer Long/Short Bond Fund Class Y                 192,660        --       (175,514)        17,146
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                     194,009        --       (176,493)        17,516
Pioneer Real Estate Shares Class Y                    46,862        --         (4,678)        42,184
Pioneer Short Term Income Fund Class K               234,920        --        (24,957)       209,963
Pioneer Strategic Income Fund Class K                627,199   292,211        (41,261)       878,149

                            Pioneer Solutions Funds | Annual Report | 7/31/16 99

-----------------------------------------------------------------------------------------------
                                           Realized     Capital Gain    Dividend    Ending
Underlying Funds (Affiliated)              Gain (Loss)  Distributions   Income      Value
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                  $  (36,480)  $ 31,614        $  480,668  $16,644,205
Pioneer Dynamic Credit Fund Class Y            (4,368)        --           152,191    2,706,744
Pioneer Equity Income Fund Class K               (948)   214,324            60,851    2,646,545
Pioneer Floating Rate Fund Class K                 --         --            26,018      694,238
Pioneer Fundamental Growth Fund
    Class K                                     1,461     57,391             9,172    1,277,858
Pioneer Global Equity Fund Class K            (10,996)        --            26,591    2,237,618
Pioneer Global High Yield Fund Class Y         65,204         --            96,317      201,977
Pioneer Global Multisector Income Fund
    Class Y                                   (21,105)        --            50,012    1,164,146
Pioneer High Yield Fund Class Y                 7,572     13,915            89,721      339,566
Pioneer International Equity Fund Class Y      46,857         --            53,993    1,988,603
Pioneer Long/Short Bond Fund Class Y         (147,322)        --            30,042      157,229
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                             (182,165)        --            45,805      155,892
Pioneer Real Estate Shares Class Y             (8,045)   157,425            37,590    1,281,564
Pioneer Short Term Income Fund Class K         (1,747)        --            41,371    2,009,346
Pioneer Strategic Income Fund Class K
                                              (30,635)        --           268,626    9,404,976
                                           ----------   --------        ----------  -----------
                                           $ (322,717)  $474,669        $1,468,968  $42,910,507
                                           ==========   ========        ==========  ===========

Pioneer Solutions - Balanced Fund

------------------------------------------------------------------------------------------------------
                                                     Beginning  Acquisitions  Dispositions   Ending
Underlying Funds (Affiliated)                        Shares     Shares        Shares         Shares
------------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                            2,343,453        --      (462,442)      1,881,011
Pioneer Core Equity Fund Class Y                       495,230        --       (32,899)        462,331
Pioneer Dynamic Credit Fund Class Y                    793,446        --      (170,034)        623,412
Pioneer Fund Class Y                                   118,167        --        (6,490)        111,677
Pioneer Fundamental Growth Fund
    Class K                                            587,332        --      (123,005)        464,327
Pioneer Global Equity Fund Class K                   1,232,776        --       (32,699)      1,200,077
Pioneer Global High Yield Fund
    Class Y                                            642,422        --      (285,717)        356,705
Pioneer Global Multisector Income
    Fund Class Y                                       399,143        --       (61,762)        337,381
Pioneer High Yield Fund Class Y                        435,573        --      (435,572)              1
Pioneer International Equity Fund Class Y            1,224,139        --       (19,300)      1,204,839
Pioneer Long/Short Bond Fund Class Y                   601,957        --      (465,643)        136,314
Pioneer Mid Cap Value Fund Class K                      91,368        --       (16,122)         75,246
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                                606,171        --      (466,141)        140,030
Pioneer Real Estate Shares Class Y                     149,770        --            --         149,770
Pioneer Select Mid Cap Growth Fund
    Class K                                            106,687        --       (23,822)         82,865
Pioneer Strategic Income Fund Class K                  812,196   371,132      (214,878)        968,450

100 Pioneer Solutions Funds | Annual Report | 7/31/16

----------------------------------------------------------------------------------------------------------
                                                    Realized       Capital Gain   Dividend    Ending
Underlying Funds (Affiliated)                       Gain (Loss)    Distributions  Income      Value
----------------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                           $   (126,525)  $   47,774     $  657,143  $ 18,527,958
Pioneer Core Equity Fund Class Y                         (31,254)          --         89,488     8,100,039
Pioneer Dynamic Credit Fund Class Y                     (148,498)          --        389,546     5,835,139
Pioneer Fund Class Y                                     (22,185)     508,871         46,341     3,802,599
Pioneer Fundamental Growth Fund
    Class K                                              (11,752)     449,028         71,766     9,151,885
Pioneer Global Equity Fund Class K                       (20,273)          --        174,011    16,237,042
Pioneer Global High Yield Fund Class Y                  (375,846)          --        272,542     3,007,023
Pioneer Global Multisector Income
    Fund Class Y                                         (64,887)          --        151,785     3,616,724
Pioneer High Yield Fund Class Y                          384,466       28,530        201,975             6
Pioneer International Equity Fund Class Y                (25,253)          --        506,635    23,952,206
Pioneer Long/Short Bond Fund Class Y                    (406,356)          --         95,942     1,249,999
Pioneer Mid Cap Value Fund Class K                       (25,634)     169,973         13,860     1,825,468
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                                 (494,137)          --        143,117     1,246,267
Pioneer Real Estate Shares Class Y                            --      503,121        122,377     4,549,998
Pioneer Select Mid Cap Growth Fund
    Class K                                             (102,196)     327,369             --     3,003,856
Pioneer Strategic Income Fund
    Class K                                             (118,294)          --        299,333    10,372,100
                                                    ------------   ----------     ----------  ------------
                                                    $ (1,588,624)  $2,034,666     $3,235,861  $114,478,309
                                                    ============   ==========     ==========  ============

Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------------
                                            Beginning   Acquisitions    Dispositions       Ending
Underlying Funds (Affiliated)               Shares      Shares          Shares             Shares
----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                   2,934,921             --      (684,648)        2,250,273
Pioneer Core Equity Fund Class Y            1,247,982             --             --        1,247,982
Pioneer Fund Class Y                          438,752        47,209              --          485,961
Pioneer Fundamental Growth Fund
    Class K                                 1,392,255             --      (212,372)        1,179,883
Pioneer Global Equity Fund Class K          2,749,899             --      (239,418)        2,510,481
Pioneer Global Multisector Income
    Fund Class Y                              405,895             --       (97,289)          308,606
Pioneer International Equity Fund Class Y   2,379,736             --       (43,100)        2,336,636
Pioneer Long/Short Bond Fund Class Y        1,027,637             --      (934,180)           93,457
Pioneer Mid Cap Value Fund Class K            569,372             --        (9,902)          559,470
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                     1,034,831             --      (939,717)           95,114
Pioneer Real Estate Shares Class Y            378,259             --       (15,088)          363,171
Pioneer Select Mid Cap Growth Fund
    Class K                                   234,082             --             --          234,082
Pioneer Strategic Income Fund Class K       1,144,336             --      (832,465)          311,871

                           Pioneer Solutions Funds | Annual Report | 7/31/16 101

-----------------------------------------------------------------------------------------------------
                                          Realized         Capital Gain    Dividend      Ending
Underlying Funds (Affiliated)             Gain (Loss)      Distributions   Income        Value
-----------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 $   (171,850)    $   61,927      $  824,924    $ 22,165,189
Pioneer Core Equity Fund Class Y                    --             --         225,510      21,864,640
Pioneer Fund Class Y                                --      2,108,680         190,802      16,546,959
Pioneer Fundamental Growth Fund
    Class K                                    170,583        919,837         147,013      23,255,494
Pioneer Global Equity Fund Class K            (217,507)            --         389,385      33,966,808
Pioneer Global Multisector Income
    Fund Class Y                               (80,720)            --         153,294       3,308,256
Pioneer International Equity Fund
    Class Y                                    (11,822)            --         990,726      46,452,332
Pioneer Long/Short Bond Fund
    Class Y                                   (795,644)            --         160,294         857,001
Pioneer Mid Cap Value Fund
    Class K                                    (22,676)     1,263,787         103,054      13,572,742
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                       (976,273)            --         244,324         846,515
Pioneer Real Estate Shares Class Y             160,943      1,270,685         301,833      11,033,130
Pioneer Select Mid Cap Growth Fund
    Class K                                         --        718,280              --       8,485,472
Pioneer Strategic Income Fund
    Class K                                   (450,525)            --         339,543       3,340,138
                                          ------------     ----------      ----------    ------------
                                          $ (2,395,491)    $6,343,196      $4,070,702    $205,694,676
                                          ============     ==========      ==========   =============

9. Reorganization Information

On November 14, 2014 ("Closing Date"), Pioneer Ibbotson Aggressive Allocation Fund ("Aggressive Fund") was reorganized into Growth Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the Aggressive Fund for shares of the Growth Fund. Shareowners holding Class A, Class C and Class Y shares of the Aggressive Fund received Class A, Class C and Class Y shares of the Growth Fund, respectively, in the reorganization. The investment portfolio of the Aggressive Fund, with an aggregate value of $128,596,529 and an identified cost of $88,931,762 at November 14, 2014, was the principal asset acquired by the Growth Fund.

For financial reporting purposes, assets received and shares issued by the Growth Fund were recorded at net asset value, however, the cost basis of the investments received from the Aggressive Fund was carried forward to align ongoing reporting of the Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

102 Pioneer Solutions Funds | Annual Report | 7/31/16

The following charts show the details of the reorganization as of the Closing Date:

---------------------------------------------------------------------------------------------------
                               Aggressive Fund        Growth Fund            Growth Fund
                               (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------
Net Assets
    Class A                    $105,417,866           $171,483,703           $276,901,569
    Class C                      22,944,724             64,868,995             87,813,719
    Class Y                         372,456              1,027,929              1,400,385
---------------------------------------------------------------------------------------------------
Total Net Assets               $128,735,046           $237,380,627           $366,115,673
---------------------------------------------------------------------------------------------------
Shares Outstanding
    Class A                       7,524,857             12,612,148             20,363,470
    Class C                       1,722,284              5,042,583              6,826,781
    Class Y                          26,428                 74,140                101,013
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                      Exchange               Shares Issued
                                                      Ratio                  in Reorganization
---------------------------------------------------------------------------------------------------
   Class A                                            1.0301                    7,751,322
   Class C                                            1.0359                    1,784,198
   Class Y                                            1.0168                       26,873
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                      Unrealized             Accumulated
                                                      Appreciation on        Gain (Loss) on
                                                      Closing Date           Closing Date
---------------------------------------------------------------------------------------------------
   Aggressive                                         $39,664,767            $(24,232,621)
   Growth                                             $62,059,622            $(30,765,442)
---------------------------------------------------------------------------------------------------

Assuming the Reorganization had been completed on August 1, 2014, the beginning of the Fund's fiscal period, the pro forma results of operations for the year ended July 31, 2015 were as follows:

---------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                 $  5,906,490
Net Realized and Unrealized Gains                                              11,597,253
---------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                               $ 17,503,743
===================================================================================================

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Growth Fund that have been included in the Statements of Operations since the Reorganization was consummated.

                           Pioneer Solutions Funds | Annual Report | 7/31/16 103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Asset Allocation Trust and Shareowners of Pioneer Solutions - Conservative Fund, Pioneer Solutions - Growth Fund, and Pioneer Solutions - Balanced Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pioneer Solutions - Conservative Fund, Pioneer Solutions - Growth Fund, and Pioneer Solutions - Balanced Fund (the "Funds") (each a fund constituting Pioneer Asset Allocation Trust), as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended July 31, 2013, and 2012, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 24, 2013.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

104 Pioneer Solutions Funds | Annual Report | 7/31/16

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
September 28, 2016

                        Pioneer Solutions Funds | Annual Report | 7/31/16 105

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 45 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

106 Pioneer Solutions Funds | Annual Report | 7/31/16

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held with the Fund  Length of Service            Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (66)         Trustee since 2006. Serves   Private investor (2004 - 2008 and 2013 -     Director, Broadridge
Chairman of the Board        until a successor trustee    present); Chairman (2008 - 2013) and Chief   Financial Solutions, Inc.
and Trustee                  is elected or earlier        Executive Officer (2008 - 2012), Quadriserv, (investor communications
                             retirement or removal.       Inc. (technology products for securities     and securities processing
                                                          lending industry); and Senior Executive      provider for financial
                                                          Vice President, The Bank of New York         services industry) (2009
                                                          (financial and securities services) (1986 -  - present); Director,
                                                          2004)                                        Quadriserv, Inc. (2005 -
                                                                                                       2013); and Commissioner,
                                                                                                       New Jersey State Civil
                                                                                                       Service Commission (2011
                                                                                                       - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (72)           Trustee since 2005. Serves   Managing Partner, Federal City Capital       Director of New York
Trustee                      until a successor trustee    Advisors (corporate advisory services        Mortgage Trust
                             is elected or earlier        company) (1997 - 2004 and 2008 - present);   (publicly-traded mortgage
                             retirement or removal.       Interim Chief Executive Officer, Oxford      REIT) (2004 - 2009, 2012
                                                          Analytica, Inc. (privately-held research     - present); Director of
                                                          and consulting company) (2010); Executive    The Swiss Helvetia Fund,
                                                          Vice President and Chief Financial Officer,  Inc. (closed-end fund)
                                                          I-trax, Inc. (publicly traded health care    (2010 - present);
                                                          services company) (2004 - 2007); and         Director of Oxford
                                                          Executive Vice President and Chief           Analytica, Inc. (2008 -
                                                          Financial Officer, Pedestal Inc.             present); and Director of
                                                          (internet-based mortgage trading company)    Enterprise Community
                                                          (2000 - 2002); Private consultant (1995 -    Investment, Inc.
                                                          1997), Managing Director, Lehman Brothers    (privately-held
                                                          (investment banking firm) (1992 - 1995);     affordable housing finance
                                                          and Executive, The World Bank (1979 - 1992)  company) (1985 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (71)    Trustee since 2008. Serves   William Joseph Maier Professor of Political  Trustee, Mellon
Trustee                      until a successor trustee    Economy, Harvard University (1972 -          Institutional Funds
                             is elected or earlier        present)                                     Investment Trust and
                             retirement or removal.                                                    Mellon Institutional
                                                                                                       Funds Master Portfolio
                                                                                                       (oversaw 17 portfolios in
                                                                                                       fund complex) (1989 -
                                                                                                       2008)
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Solutions Funds | Annual Report | 7/31/16 107

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held with the Fund  Length of Service            Principal Occupation                         Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (69)    Trustee since 2004. Serves   Founding Director, Vice President and        None
Trustee                      until a successor trustee    Corporate Secretary, The Winthrop Group,
                             is elected or earlier        Inc. (consulting firm) (1982 - present);
                             retirement or removal.       Desautels Faculty of Management, McGill
                                                          University (1999 - present); and Manager of
                                                          Research Operations and Organizational
                                                          Learning, Xerox PARC, Xerox's advance
                                                          research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (68)     Trustee since 2004. Serves   President and Chief Executive Officer,       Director of New America
Trustee                      until a successor trustee    Newbury Piret Company (investment banking    High Income Fund, Inc.
                             is elected or earlier        firm) (1981 - present)                       (closed-end investment
                             retirement or removal.                                                    company) (2004 -
                                                                                                       present); and Member,
                                                                                                       Board of Governors,
                                                                                                       Investment Company
                                                                                                       Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (69)       Trustee since 2014. Serves   Consultant (investment company services)     None
Trustee                      until a successor trustee    (2012 - present); Executive Vice President,
                             is elected or earlier        BNY Mellon (financial and investment company
                             retirement or removal.       services) (1969 - 2012); Director, BNY
                                                          International Financing Corp. (financial
                                                          services) (2002 - 2012); and Director,
                                                          Mellon Overseas Investment Corp. (financial
                                                          services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

108 Pioneer Solutions Funds | Annual Report | 7/31/16

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                        Other Directorships
Position Held with the Fund  Length of Service           Principal Occupation                          Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (58)*      Trustee since 2014. Serves  Director and Executive Vice President (since  None
Trustee                      until a successor trustee   2008) and Chief Investment Officer, U.S.
                             is elected or earlier       (since 2010) of PIM-USA; Executive Vice
                             retirement or removal.      President of Pioneer (since 2008); Executive
                                                         Vice President of Pioneer Institutional
                                                         Asset Management, Inc. (since 2009); and
                                                         Portfolio Manager of Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                        Pioneer Solutions Funds | Annual Report | 7/31/16 109

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                         Other Directorships
Position Held with the Fund Length of Service            Principal Occupation                          Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (60)**     Advisory Trustee since 2014. Chief Investment Officer, 1199 SEIU Funds     Trustee of Pioneer
Advisory Trustee                                         (healthcare workers union pension funds)      closed-end investment
                                                         (2001 - present); Vice President -            investment companies (5
                                                         International Investments Group, American     portfolios) (Sept. 2015 -
                                                         International Group, Inc. (insurance          present)
                                                         company) (1993 - 2001); Vice President
                                                         Corporate Finance and Treasury Group,
                                                         Citibank, N.A. (1980 - 1986 and 1990 -
                                                         1993); Vice President - Asset/Liability
                                                         Management Group, Federal Farm Funding
                                                         Corporation (government-sponsored issuer of
                                                         debt securities) (1988 - 1990); Mortgage
                                                         Strategies Group, Shearson Lehman Hutton,
                                                         Inc. (investment bank) (1987 - 1988); and
                                                         Mortgage Strategies Group, Drexel Burnham
                                                         Lambert, Ltd. (investment bank) (1986 -
                                                         1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

110 Pioneer Solutions Funds | Annual Report | 7/31/16

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                         Other Directorships
Position Held with the Fund Length of Service            Principal Occupation                          Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (54)          Since 2014. Serves at the    Chair, Director, CEO and President of         Trustee of Pioneer
President and               discretion of the Board.     Pioneer Investment Management-USA (since      closed-end investment
Chief Executive Officer                                  September 2014); Chair, Director, CEO and     companies (5 portfolios)
                                                         President of Pioneer Investment Management,   (Sept. 2015 - present)
                                                         Inc. (since September 2014); Chair,
                                                         Director, CEO and President of Pioneer Funds
                                                         Distributor, Inc. (since September 2014);
                                                         Chair, Director, CEO and President of
                                                         Pioneer Institutional Asset Management, Inc.
                                                         (since September 2014); and Chair, Director,
                                                         and CEO of Pioneer Investment Management
                                                         Shareholder Services, Inc. (since September
                                                         2014); Managing Director, Morgan Stanley
                                                         Investment Management (2010 - 2013); and
                                                         Director of Institutional Business, CEO of
                                                         International, Eaton Vance Management (2005
                                                         - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (51)  Since 2004. Serves at the    Vice President and Associate General Counsel  None
Secretary and               discretion of the Board.     of Pioneer since January 2008; Secretary and
Chief Legal Officer                                      Chief Legal Officer of all of the Pioneer
                                                         Funds since June 2010; Assistant Secretary
                                                         of all of the Pioneer Funds from September
                                                         2003 to May 2010; and Vice President and
                                                         Senior Counsel of Pioneer from July 2002 to
                                                         December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (55)      Since 2010. Serves at the    Fund Governance Director of Pioneer since     None
Assistant Secretary         discretion of the Board.     December 2006 and Assistant Secretary of all
                                                         the Pioneer Funds since June 2010; Manager -
                                                         Fund Governance of Pioneer from December
                                                         2003 to November 2006; and Senior Paralegal
                                                         of Pioneer from January 2000 to November
                                                         2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (53)           Since 2010. Serves at the    Senior Counsel of Pioneer since May 2013 and  None
Assistant Secretary         discretion of the Board.     Assistant Secretary of all the Pioneer Funds
                                                         since June 2010; and Counsel of Pioneer from
                                                         June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (56)        Since 2008. Serves at the    Vice President - Fund Treasury of Pioneer;    None
Treasurer and Chief         discretion of the Board.     Treasurer of all of the Pioneer Funds since
Financial                                                March 2008; Deputy Treasurer of Pioneer from
and Accounting Officer                                   March 2004 to February 2008; and Assistant
                                                         Treasurer of all of the Pioneer Funds from
                                                         March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------

                        Pioneer Solutions Funds | Annual Report | 7/31/16 111

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                         Other Directorships
Position Held with the Fund Length of Service            Principal Occupation                          Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (51)       Since 2004. Serves at the    Director - Fund Treasury of Pioneer; and      None
Assistant Treasurer         discretion of the Board.     Assistant Treasurer of all of the Pioneer
                                                         Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (58)          Since 2004. Serves at the    Fund Accounting Manager - Fund Treasury of    None
Assistant Treasurer         discretion of the Board.     Pioneer; and Assistant Treasurer of all of
                                                         the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (36)       Since 2009. Serves at the    Fund Administration Manager - Fund Treasury   None
Assistant Treasurer         discretion of the Board.     of Pioneer since November 2008; Assistant
                                                         Treasurer of all of the Pioneer Funds since
                                                         January 2009; and Client Service Manager -
                                                         Institutional Investor Services at State
                                                         Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (63)        Since 2010. Serves at the    Chief Compliance Officer of Pioneer and of    None
Chief Compliance Officer    discretion of the Board.     all the Pioneer Funds since March 2010;
                                                         Chief Compliance Officer of Pioneer
                                                         Institutional Asset Management, Inc. since
                                                         January 2012; Chief Compliance Officer of
                                                         Vanderbilt Capital Advisors, LLC since July
                                                         2012: Director of Adviser and Portfolio
                                                         Compliance at Pioneer since October 2005;
                                                         and Senior Compliance Officer for Columbia
                                                         Management Advisers, Inc. from October 2003
                                                         to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (45)        Since 2006. Serves at the    Director - Transfer Agency Compliance of      None
Anti-Money Laundering       discretion of the Board.     Pioneer and Anti-Money Laundering Officer of
Officer                                                  all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

112 Pioneer Solutions Funds | Annual Report | 7/31/16

                            This page for your notes.

                           Pioneer Solutions Funds | Annual Report | 7/31/16 113

                            This page for your notes.

114 Pioneer Solutions Funds | Annual Report | 7/31/16

                            This page for your notes.

                           Pioneer Solutions Funds | Annual Report | 7/31/16 115

                            This page for your notes.

116 Pioneer Solutions Funds | Annual Report | 7/31/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321
Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------

Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 19417-10-0916



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $106,661 payable to Deloitte & Touche LLP for the year ended
July 31, 2016 and $62,247 for the year ended July 31, 2015.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2016 or 2015.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $16,884
payable to Deloitte & Touche LLP for the year ended
July 31, 2016 and $16,800 for the year ended July 31, 2015.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2016 or 2015.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended July 31 2016 and 2015, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $16,884 payable to Deloitte & Touche LLP for the year ended
July 31, 2016 and $16,800 for the year ended July 31, 2015.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date September 29, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date September 29, 2016


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date September 29, 2016

* Print the name and title of each signing officer under his or her signature.